   As filed with the Securities and Exchange Commission on January 30, 1998
                                                               File No. 33-30950
                                                               File No. 811-5900

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933              [_]
                        POST-EFFECTIVE AMENDMENT NO. 29          [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940          [_]
                                AMENDMENT NO. 26                 [X]

                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (800) 342-5734

                                  David G. Lee
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                  Copies to:
Richard W. Grant, Esq.                          John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP                     Morgan, Lewis & Bockius LLP
2000 One Logan Square                           1800 M Street, NW
Philadelphia, PA  19103                         Washington, D.C. 20036

      It is proposed that this filing become effective (check appropriate box)

      /X/ immediately upon filing pursuant to paragraph (b)
      / / on [date] 1997 pursuant to paragraph (b)
      / / 60 days after filing pursuant to paragraph (a)
      / / 75 days after filing pursuant to paragraph (a)
      / / on [date] pursuant to paragraph (a) of Rule 485.

Title of Securities being registered... Units of Beneficial Interest, without par value.

                              THE EXPEDITION FUNDS
                              CROSS REFERENCE SHEET


N-1A Item No.                                                      Location
-------------                                                      --------
PART A:  The Expedition Money Market Fund
-------  (Institutional Shares Prospectus)

     Item 1.  Cover Page                                           Cover Page

     Item 2.  Synopsis                                             Summary of Fund
                                                                   Expenses

     Item 3.  Condensed Financial Information                      Financial Highlights

     Item 4.  General Description of Registrant                    General Information;
                                                                   Investment Information --
                                                                    Investment Objective,
                                                                    Investment Policies,
                                                                    Investment Limitations
     Item 5.  Management of the Fund                               Fund Information --
                                                                    Management of the Fund;
                                                                   Distribution of Institutional
                                                                    Shares;
                                                                   Administration of the
                                                                    Fund

     Item 5A. Management's Discussion of                           **
              Fund Performance

     Item 6.  Capital Stock and Other                              General Information;
              Securities                                           Shareholder Information --
                                                                    Voting Rights
     Item 7.  Purchase of Securities Being                         Investing in Institutional
              Offered                                               Shares --
                                                                   Share Purchases,
                                                                    What Shares Cost,
                                                                    Shareholder Accounts


     Item 8.  Redemption or Repurchase                              Exchange Privilege;
                                                                   Redeeming Institutional
                                                                    Shares

     Item 9.  Pending Legal Proceedings                            *

PART A:  The Expedition Money Market Fund
------   (Investment Service Shares Prospectus)

     Item 1.  Cover Page                                           Cover Page

     Item 2.  Synopsis                                             Summary of Fund
                                                                    Expenses

     Item 3.  Condensed Financial Information                      Financial Highlights

     Item 4.  General Description of Registrant                    General Information;
                                                                   Investment Information --
                                                                    Investment Objective,
                                                                    Investment Policies,
                                                                    Investment Limitations

     Item 5.  Management of the Fund                               Fund Information --
                                                                    Management of the Fund;
                                                                    Distribution of Investment
                                                                    Service Shares;
                                                                    Administration of the Fund

     Item 5A. Management's Discussion of                           **
              Fund Performance

     Item 6.  Capital Stock and Other                              General Information;
              Securities                                            Shareholder Information--
                                                                    Voting Rights

     Item 7.  Purchase of Securities Being                         Investing in Investment
              Offered                                              Service Shares --
                                                                    Share Purchases,
                                                                    What Shares Cost,
                                                                    Shareholder Accounts,
                                                                   Systematic Investment
                                                                   Program, Retirement
                                                                   Plans

     Item 8.  Redemption or Repurchase                             Exchange Privilege;
                                                                   Redeeming Investment
                                                                    Service Shares, Systematic
                                                                    Withdrawal Program;
                                                                   Accounts with Low
                                                                    Balances

     Item 9.  Pending Legal Proceedings                            *

PART A:  The Expedition Bond Fund & The
------   Expedition Equity Fund Prospectus

     Item 1.  Cover Page                                           Cover Page

     Item 2.  Synopsis                                             Summary of Funds
                                                                    Expenses

     Item 3.  Condensed Financial Information                      Financial Highlights

     Item 4.  General Description of Registrant                    General Information;
                                                                    Investment Information --
                                                                    Investment Objectives,
                                                                    Investment Policies,
                                                                    General Investment
                                                                    Policies, Investment
                                                                    Limitations

     Item 5.  Management of the Fund                               Fund Information --
                                                                    Management of the Fund;
                                                                   Distribution of Fund
                                                                    Shares;
                                                                   Administration of  the
                                                                    Fund;

     Item 5A. Management's Discussion of                           **
              Fund Performance

     Item 6.  Capital Stock and Other                              General Information;
              Securities                                            Shareholder Information--
                                                                    Voting Rights



     Item 7.  Purchase of Securities Being                         Investing in Shares --
              Offered                                               Share Purchases,
                                                                    What Shares Cost,
                                                                    Shareholder Accounts,
                                                                    Sales Charges --
                                                                    Investment Shares,
                                                                    Reducing the Sales
                                                                    Charge, Systematic
                                                                    Investment Program

     Item 8.  Redemption or Repurchase                             Exchange Privilege;
                                                                   Redeeming Shares --
                                                                    Systematic Withdrawal
                                                                    Program;
                                                                   Accounts with Low
                                                                    Balances

     Item 9.  Pending Legal Proceedings                            *

PART B:  Statement of Additional Information
------
                                                                   Cover Page

     Item 10. Cover Page

     Item 11. Table of Contents                                    Table of Contents

     Item 12. General Information and History                      General Information about
                                                                    the Funds

     Item 13. Investment Objectives and                            Investment Objective and
               Policies                                             Policies;
                                                                   Investment Limitations

     Item 14. Management of the Registrant                         The Expedition Funds
                                                                    Management

     Item 15. Control Persons and Principal                        Fund Ownership
              Holders of Securities

     Item 16. Investment Advisory and Other                        Investment Advisory
              Services                                             Services;
                                                                   Other Services

     Item 17. Brokerage Allocation                                 Brokerage Transactions


     Item 18. Capital Stock and Other                              Purchasing Shares;
              Securities                                           Massachusetts Partnership
                                                                    Law

     Item 19. Purchase, Redemption, and                            Purchasing Shares;
              Pricing of Securities Being                          Redeeming Shares;
              Offered                                              Determining Net Asset
                                                                    Value

     Item 20. Tax Status                                           Tax Status

     Item 21. Underwriters                                         Other Services --
                                                                    Distributor

     Item 22. Calculation of Performance Data                      Total Return;
                                                                   Yield;
                                                                   Effective Yield;
                                                                   Performance Comparisons

     Item 23. Financial Statements                                 Financial Statements

PART C Information required to be included in Part C is set forth under the
------
appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------
*  Not Applicable
** Information required by Item 5A will be contained in the Annual Report for the fiscal year ending October 31, 1997.

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("the Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank, an Alabama state banking corporation, professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

Compass Bank, an Alabama banking corporation, serves as investment adviser and custodian of the Fund, and Compass Bank and certain of its affiliates provide or may provide certain other services to the Fund, for which services Compass Bank and/or its affiliates will be compensated. SEI Investments Distribution Co., which is not affiliated with Compass Bank, is the sponsor and serves as distributor of the Fund.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated February 1, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated February 1, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                      3
--------------------------------------------------------------------------------

GENERAL INFORMATION                                                       4
--------------------------------------------------------------------------------

INVESTMENT INFORMATION                                                    4
--------------------------------------------------------------------------------

 Investment Objective                                                     4

 Investment Policies                                                      5

 Investment Limitations                                                   9

FUND INFORMATION                                                         10
--------------------------------------------------------------------------------

 Management of the Fund                                                  10

 Distribution of Institutional Shares                                    11

 Administration of the Fund                                              11

NET ASSET VALUE                                                          12
--------------------------------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                        12
--------------------------------------------------------------------------------

 Share Purchases                                                         12

 What Shares Cost                                                        13

 Shareholder Accounts                                                    13

 Dividends                                                               14

 Capital Gains                                                           14

EXCHANGE PRIVILEGE                                                       14
--------------------------------------------------------------------------------

REDEEMING INSTITUTIONAL SHARES                                           15
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION                                                  17
--------------------------------------------------------------------------------

 Voting Rights                                                           17

EFFECT OF BANKING LAWS                                                   18
--------------------------------------------------------------------------------

TAX INFORMATION                                                          18
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION                                                  19
--------------------------------------------------------------------------------

OTHER CLASSES OF SHARES                                                  19
--------------------------------------------------------------------------------

ADDRESSES                                                                21
--------------------------------------------------------------------------------

                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)........................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.18%
Total Other Expenses (2)................................................. 0.25%
    Total Operating Expenses (3)......................................... 0.43%

(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than .43%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Total Other Expenses for the Fund would be .30%.

(3) Absent the voluntary waivers and reimbursements described above, Total Operating Expenses for the Fund would be .70%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN INSTITUTIONAL SHARES."

EXAMPLE                                        1 year 3 years 5 years 10 years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) a 5% annual
return and (2) redemption at the end of each
time period. The Fund charges no redemption
fee...........................................  $ 4     $14     $24     $54

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 5, 1997 on the Trust's financial statements as of October 31, 1997 which are incorporated by reference into the Trust's Statement of Additional Information. This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DISTRIBU-
           NET ASSET              TIONS    NET ASSET
            VALUE,      NET      FROM NET   VALUE,
           BEGINNING INVESTMENT INVESTMENT    END    TOTAL
           OF PERIOD   INCOME     INCOME   OF PERIOD RETURN
           --------- ---------- ---------- --------- ------
 Institutional Shares
 1997(/1/)   $1.00      0.02      (0.02)     $1.00   5.26%*

                                                    RATIO OF
                                                      NET
                   RATIO OF  RATIO OF     RATIO    INVESTMENT
             NET   EXPENSES    NET     OF EXPENSES INCOME TO
           ASSETS     TO    INVESTMENT TO AVERAGE   AVERAGE
           END OF  AVERAGE    INCOME   NET ASSETS  NET ASSETS
           PERIOD    NET    TO AVERAGE (EXCLUDING  (EXCLUDING
            (000)   ASSETS  NET ASSETS  WAIVERS)    WAIVERS)
           ------- -------- ---------- ----------- ----------
 Institutional Shares
 1997(/1/) $48,006   0.43%*    5.22%*    0.70%*      4.95%*

-----------

*  Annualized.

(1) Commenced operations on June 9, 1997.

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares ("Shares") of the Expedition Money Market Fund. The Trust offers three other portfolios: The Expedition Tax-Free Money Market Fund (which has not commenced operations as of the date of this Prospectus), The Expedition Equity Fund and The Expedition Bond Fund. Information regarding the Investment Service Shares of the Fund and the Trust's other portfolios is contained in separate prospectuses which may be obtained by calling 1-800-992-2085.

Institutional Shares of the Fund are primarily designed for individuals and entities establishing certain fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of a Compass Bancshares, Inc. banking affiliate or trust company affiliate of Compass Bancshares, Inc. who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper ("CCP") and
     Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special-purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation, however, in the event of a default prior to maturity there may not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which Compass Bank (the "Adviser") has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:
  . borrow money directly or through reverse repurchase agreements
     (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.
  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of June 30, 1997, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of December 31, 1997, the Adviser offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. Through the Compass Asset Management Group, the Adviser and certain other affiliates of Bancshares provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1997, the Compass Asset Management Group had approximately $7.7 billion under administration ($5.08 billion of which was under administration by the Adviser), of which the Compass Asset Management Group had discretion over approximately $2.8 billion ($1.8 billion of which was comprised of assets of accounts over which the Adviser exercised discretion).
  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INSTITUTIONAL SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") and is the principal distributor for a number of investment companies. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company (the "Transfer Agent") and Boston Financial Data Services, Inc. act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, an Alabama state banking corporation, which is also Adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon (Central time), and as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 3:00 p.m. (Central time), on days on which both the NYSE and the Federal Reserve wire system are open for business (a "Business Day").

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are available through the Asset Management Group of Compass Bank or through the trust division of any banking affiliate of Bancshares or trust company affiliate of Bancshares for qualifying customers establishing fiduciary, trust, private banking, agency, custody, and similar relationships with Compass Bank's Asset Management Group or such trust division or trust company affiliate. Investors may purchase Institutional Shares of the Fund on each Business Day. The Trust reserves the right to reject any purchase request.


The Compass Bank Asset Management Group and other affiliates and divisions of any affiliate of Bancshares through which Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact the Compass Asset Management Group or other Compass trust division or trust company affiliate by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Institutional Shares." Purchase orders received after the Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before the Fund calculates its net asset value, normally 3:00 p.m. (Central time), on the same day as the order. Prior to purchasing by wire, investors should call their Compass representative prior to 1:00 p.m. (Central time). Federal funds should be wired as follows: State Street Bank & Trust Co. ABA # 011000028 for credit to DDA # 9905-303-5, Further credit to: The Expedition Money Market Fund - Institutional Shares Re: (Shareholder name and account number). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares are recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Shares by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers are provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Trust or Compass, as appropriate. Share purchase orders received by the Fund before 1:00 p.m. (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains realized by the Fund, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months, and will be automatically reinvested in additional Shares unless cash payments are requested in writing to the Transfer Agent or Compass, as appropriate.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shareholders may exchange Institutional Shares of the Fund for Institutional Shares in The Expedition Tax-Free Money Market Fund (once it commences operations), The Expedition Equity Fund and The Expedition Bond Fund. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Trust reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating Fund into which an exchange is being made.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 1-800-992-2085. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Trust to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for Shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass receives the redemption request. Redemptions will be made on each Business Day. A redemption request received after the Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Compass.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass. Shareholders may call toll-free 1-800-992-2085. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Redemption requests through Compass must be received before 1:00 p.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent.

For calls received by Compass before 1:00 p.m. (Central time) proceeds will normally be wired the same day. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Redemption requests received before 1:00 p.m. (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

None of Compass, the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Expedition Money Market Fund--Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
  . a trust company or commercial bank whose deposits are insured by the
     Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchanges;
  . a savings bank or savings association whose deposits are insured by the
     Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or

  . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $40,000 or greater for the Fund must be in writing and a signature guarantee must accompany the written request. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, or a change in a fundamental investment limitation, the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) at least 67% of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

As of January 16, 1998, Compass Bank owned 100% of the Money Market Fund's Institutional Shares, which is considered a controlling interest as defined by the Investment Company Act of 1940.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

The Adviser, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Service Shares. Investment Service Shares are sold at net asset value. Except as otherwise noted in the prospectus for the Fund's Investment Service Shares, investments in Investment Service Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Service Shares, investors may call 1-800-992-2085.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Money Market Fund      One Freedom Valley Road
                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------
Distributor
  SEI Investments Distribution Co.    One Freedom Valley Road
                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------
Investment Adviser and Custodian
  Compass Bank                        15 S. 20th Street
                                      Birmingham, Alabama 35233
--------------------------------------------------------------------------
Transfer Agent and Servicing Agent
  Transfer Agent                      Servicing Agent
  State Street Bank and Trust Company Boston Financial Data Services, Inc.
  225 Franklin Street                 Two Heritage Drive
  Boston, Massachusetts 02110         Quincy, Massachusetts 02171
--------------------------------------------------------------------------
Independent Auditors
  Deloitte & Touche LLP               2500 One PPG Place
                                      Pittsburgh, Pennsylvania 15222-5401
--------------------------------------------------------------------------
Counsel
  Morgan, Lewis & Bockius LLP         1800 M Street, N.W.
                                      Washington, D.C. 20036
--------------------------------------------------------------------------

                                             THE EXPEDITION
                                           MONEY MARKET FUND
                                          INSTITUTIONAL SHARES
                                               PROSPECTUS

                                             A PORTFOLIO OF
                                         THE EXPEDITION FUNDS,
                                        AN OPEN-END, MANAGEMENT
                                           INVESTMENT COMPANY

                                         FEBRUARY 1, 1998
                                    -----------

SEI Investments Distribution Co.
------------------------------
Distributor

COMPASS BANK
------------------------------
Investment Adviser

[LOGO OF RECYCLED APPEARS HERE]

THE EXPEDITION FUNDS
THE EXPEDITION BOND FUND
THE EXPEDITION EQUITY FUND

PROSPECTUS

The shares offered by this prospectus represent interests in two diversified portfolios known as The Expedition Bond Fund (the "Bond Fund") and the Expedition Equity Fund (the "Equity Fund") (each a "Fund" and collectively the "Funds"). Each Fund is one of a series of investment portfolios in The Expedition Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Bond Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of bonds, as well as other fixed income securities.

The investment objective of the Equity Fund is to provide growth of capital, with a secondary objective of income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of common stocks issued by mid- and large-capitalization companies.

Compass Bank, an Alabama state banking corporation, professionally manages each Fund's portfolio.

This prospectus offers both Institutional Shares and Investment Shares of each Fund.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Compass Bank, an Alabama banking corporation, serves as investment adviser and custodian of the Funds, and Compass Bank and certain of its affiliates provide or may provide certain other services to the Funds, for which services Compass Bank and/or its affiliates will be compensated. SEI Investments Distribution Co., which is not affiliated with Compass Bank, is the sponsor and serves as distributor of the Funds.

This prospectus contains the information you should read and know before you invest in a Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated February 1, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about a Fund, contact the Trust at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated February 1, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                      4
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION FOR EQUITY FUND, INCLUDING PREDECESSOR COMMON TRUST
  FUND                                                                    5
--------------------------------------------------------------------------------

GENERAL INFORMATION                                                       6
--------------------------------------------------------------------------------

INVESTMENT INFORMATION                                                    7
--------------------------------------------------------------------------------

 Investment Objectives                                                    7

 Investment Policies                                                      7

 General Investment Policies                                             12

 Investment Limitations                                                  16

FUND INFORMATION                                                         17
--------------------------------------------------------------------------------

 Management of the Funds                                                 17

 Distribution of Fund Shares                                             18

 Administration of the Funds                                             19

NET ASSET VALUE                                                          20
--------------------------------------------------------------------------------

INVESTING IN SHARES                                                      20
--------------------------------------------------------------------------------

 Share Purchases                                                         20

 What Shares Cost                                                        21

 Shareholder Accounts                                                    21

 Sales Charges--Investment Shares                                        22

 Reducing the Sales Charge                                               23

 Systematic Investment Program                                           24

 Dividends                                                               25

 Capital Gains                                                           25

EXCHANGE PRIVILEGE                                                       25
--------------------------------------------------------------------------------

REDEEMING SHARES                                                         27
--------------------------------------------------------------------------------

 Systematic Withdrawal Program                                           28

 Accounts with Low Balances                                              29

SHAREHOLDER INFORMATION                                                  29
--------------------------------------------------------------------------------

 Voting Rights                                                           29

EFFECT OF BANKING LAWS                                                   30
--------------------------------------------------------------------------------

TAX INFORMATION                                                          31
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION                                                  31
--------------------------------------------------------------------------------

ADDRESSES                                                                33
--------------------------------------------------------------------------------

                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)........................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
                                                                    Bond  Equity
                                                                    Fund   Fund
                                                                    ----  ------
Management Fee (after waivers) (1).................................  .74%   .75%
Total Other Expenses...............................................  .36%   .34%
    Total Operating Expenses (1)................................... 1.10%  1.09%

(1) The Adviser has agreed, on a voluntary basis, to waive or reimburse its advisory fee for the Bond Fund and the Equity Fund to the extent necessary to keep the Total Operating Expenses for the current fiscal year from exceeding 1.10% and 1.25%, respectively. The Adviser reserves the right, in its sole discretion, to terminate these waivers or reimbursements at any time.



  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES OF EACH FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN SHARES."

EXAMPLE                                        1 Year 3 Years 5 Years 10 Years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) a 5% annual
return and (2) redemption at the end of each
time period.
Bond Fund.....................................  $11     $35     $61     $134
Equity Fund...................................  $11     $35     N/A      N/A

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE EQUITY FUND HAS JUST RECENTLY BECOME OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INVESTMENT SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)................................... 4.00%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)..........................  None
Redemption Fee (as a percentage of amount redeemed, if applicable)......  None*
Exchange Fee............................................................  None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
                                                                    Bond  Equity
                                                                    Fund   Fund
                                                                    ----- ------
Management Fee (after waivers) (1)................................   .74%   .75%
12b-1 Fee.........................................................   .25%   .25%
Total Other Expenses (2)..........................................   .36%   .34%
   Total Operating Expenses ......................................  1.35%  1.34%

(1) The Adviser has agreed, on a voluntary basis, to waive or reimburse its advisory fee for the Bond Fund and Equity Fund to the extent necessary to keep the Total Operating Expenses for the current fiscal year from exceeding 1.35% and 1.50%, respectively. Absent the management fee waivers, the management fees for the Bond Fund would be .75%. The Adviser reserves the right, in its sole discretion, to terminate these waivers or reimbursements at any time.



(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for the Bond Fund would be 1.35%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES OF EACH FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN SHARES."

EXAMPLE                                        1 Year 3 Years 5 Years 10 Years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) a 5% annual
return and (2) redemption at the end of each
time period. The Fund charges no contingent
deferred sales charge.
Bond Fund.....................................  $53     $81    $111     $196
Equity Fund...................................  $53     $81     N/A      N/A

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE EQUITY FUND HAS JUST RECENTLY BECOME OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN. LONG-TERM HOLDERS OF INVESTMENT SHARES MAY EVENTUALLY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES OTHERWISE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.'S CONDUCT RULES.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 5, 1997 on the Trust's financial statements as of October 31, 1997 which are incorporated by reference into the Trust's Statement of Additional Information. This table should be read in conjunction with the Trust's financial statements and related notes thereto. The Expedition Equity Fund did not offer Investment Shares as of October 31, 1997 and therefore no financial highlights are presented for such shares. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 REALIZED
                                    AND
                                UNREALIZED   DISTRIBU-  DISTRIBU-
           NET ASSET             GAINS OR      TIONS      TIONS    NET ASSET
            VALUE,      NET      (LOSSES)    FROM NET      FROM     VALUE,
           BEGINNING INVESTMENT     ON      INVESTMENT   CAPITAL      END     TOTAL
           OF PERIOD   INCOME   INVESTMENTS   INCOME      GAINS    OF PERIOD RETURN
           --------- ---------- ----------- ----------- ---------- --------- -------
EQUITY FUND
-----------
 Institutional Shares
 1997(/1/)   $10.00     0.02        0.25       (0.02)     (0.86)    $ 9.39     2.96%
BOND FUND
---------
 Institutional Shares
 1997(/1/)    $9.69     0.19        0.16       (0.19)       --      $ 9.85     3.49%
 Investment Shares
 1997      $   9.77     0.53        0.08       (0.53)       --      $ 9.85     6.41%(/3/)
 1996          9.92     0.58       (0.15)      (0.58)       --        9.77     4.44%
 1995          9.54     0.63        0.38       (0.63)       --        9.92    10.94%
 1994         10.40     0.54       (0.86)      (0.54)       --        9.54    (3.12%)
 1993         10.25     0.63        0.21       (0.63)     (0.06)     10.40     8.42%
 1992(/2/)    10.00     0.36        0.25       (0.36)       --       10.25     6.24%
                                                         RATIO OF
                                                           NET
                                 RATIO OF      RATIO    INVESTMENT
              NET                   NET     OF EXPENSES INCOME TO
            ASSETS    RATIO OF  INVESTMENT  TO AVERAGE   AVERAGE             AVERAGE
            END OF    EXPENSES    INCOME    NET ASSETS  NET ASSETS PORTFOLIO COMMIS-
            PERIOD   TO AVERAGE TO AVERAGE  (EXCLUDING  (EXCLUDING TURNOVER   SION
             (000)   NET ASSETS NET ASSETS   WAIVERS)    WAIVERS)    RATE     RATE
           --------- ---------- ----------- ----------- ---------- --------- -------
EQUITY FUND
-----------
 Institutional Shares
 1997(/1/) $237,567    1.09%*      0.53%*     1.09%*      0.53%*    64.68%   $0.0519
BOND FUND
---------
 Institutional Shares
 1997(/1/) $101,224    1.10%*      5.05%*     1.11%*      5.04%*    69.09%       --
 Investment Shares
 1997      $ 23,630    1.13%       5.46%       1.56%      5.03%     69.09%       --
 1996        44,552    1.08%       5.90%       1.58%      5.40%     77.00%       --
 1995        63,521    1.04%       6.51%       1.51%      6.04%     79.00%       --
 1994        58,827    1.20%       5.44%       1.50%      5.14%     91.00%       --
 1993        97,246    1.11%       6.11%       1.40%      5.82%     69.00%       --
 1992(/2/)   65,984    0.79%*      6.79%*     1.39%*      6.19%     88.00%       --

-----------

*  Annualized.

(1) Commenced operations on June 13, 1997.

(2) Commenced operations on April 20, 1992.

(3) Based on net asset value, which does not reflect the sales charge, if applicable.

PERFORMANCE INFORMATION FOR EQUITY FUND, INCLUDING PREDECESSOR COMMON TRUST
FUND
--------------------------------------------------------------------------------

The Equity Fund is the successor to a common trust fund (the Equity Model Trust
Fund) previously managed by an affiliate of the Equity Fund's investment adviser. A substantial portion of the assets of that common trust fund was transferred to the Equity Fund in connection with the Equity Fund's commencement of operations on June 13, 1997. Set forth below is certain performance data for the Equity Fund that includes periods during which it was operated as a common trust fund. The performance for the periods during which the Equity Fund existed as a common trust fund is deemed relevant because the common trust fund was managed using virtually the same investment objective, policies and restrictions as those used by the Equity Fund. The common trust fund was not registered under the Investment Company Act of 1940 and the performance data is not necessarily indicative of the future performance of the Equity Fund. Further, the predecessor common trust was not subject to certain investment limitations imposed on mutual funds which, if they had been imposed, may have adversely affected the common trust fund's performance.

The predecessor common trust fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Equity Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the Institutional Shares of the Equity Fund, as disclosed in the Prospectus at the time the Equity Fund commenced operations, which reduced the actual performance of the common trust fund.

The average annual total returns (adjusted to reflect Fund expenses net of voluntary waivers and reimbursements but not the sales load or 12b-1 fees charged to Investment Shares) are set forth in the following table for the periods indicated therein:

   TOTAL RETURNS FOR THE EQUITY FUND (INCLUDING PREDECESSOR COMMON TRUST FUND
                               PERFORMANCE)

                                    AND

                        STANDARD BENCHMARK INDICES

                    FOR PERIODS ENDED OCTOBER 31, 1997

                                                                       SINCE
                                                                     INCEPTION
                                            ONE YEAR   THREE YEARS FROM 10/13/93
                                           TO 10/31/97 TO 10/31/97  TO 10/31/97
                                           ----------- ----------- -------------
Equity Fund...............................    27.15%      21.98%       15.98%
Lipper Growth and Income Fund Index.......    28.12%      23.39%       17.81%
S&P 500 Index.............................    32.11%      27.49%       21.12%
S&P 400 Mid Cap Index.....................    32.65%      23.57%       17.89%

The Lipper Growth & Income Fund Index is a net asset value weighted index of the 30 largest funds with a growth & income investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates. The S&P 500 Index (the Standard & Poor's 500 Composite Index) is a market capitalization weighted index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market. The S&P 400 Mid Cap Index is a market-value weighted index of 400 domestic mid cap stocks chosen for market size, liquidity and industry group representation. These indices are unmanaged. It is not possible to invest in an index, including the indices listed above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of each Fund, Investment Shares and Institutional Shares.

Institutional Shares of each Fund are primarily designed for individuals and entities establishing fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of any banking affiliate of Compass Bancshares, Inc. or a trust company affiliate of Compass Bancshares, Inc. who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities.

Investment Shares of each Fund are primarily designed for customers of Compass Bank and its correspondents and affiliates (including customers obtaining brokerage and related services from Compass Brokerage, Inc.), other than individuals and entities establishing fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of a banking affiliate of Compass Bancshares, Inc. or trust company affiliate of Compass Bancshares, Inc., who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities. Except as noted herein, a minimum initial investment of $1,000 is required and subsequent investments must be in amounts of at least $100.

The Trust also offers two other portfolios: The Expedition Money Market Fund; and The Expedition Tax-Free Money Market Fund, which has not commenced operations as of the date of this prospectus. Information regarding the Trust's other portfolios is contained in separate prospectuses that may be obtained by calling 1-800-992-2085.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

BOND FUND

The investment objective of the Bond Fund is to provide current income.

EQUITY FUND

The investment objective of the Equity Fund is to provide growth of capital, with a secondary objective of income.

The investment objective of a Fund cannot be changed without approval of shareholders. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

BOND FUND

ACCEPTABLE INVESTMENTS. The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in bonds, which may include debentures and notes, issued by U.S. and foreign companies as well as by U.S. and foreign governments and supranational entities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase. Under normal circumstances, the Fund's average weighted maturity will be maintained at from 3 to 5 years. In the event that a security owned by the Fund is downgraded below the stated rating categories, Compass Bank (the "Adviser") will review and take appropriate action with regard to the security. The Fund may invest any remaining assets in a variety of fixed income securities, as further described below.

TEMPORARY INVESTMENTS. The Fund may invest up to 100% of its assets in cash and short-term obligations during times of unusual market conditions for temporary defensive purposes. Short-term obligations include:

  . obligations of the U.S. Government or its agencies or
    instrumentalities;
  . high quality commercial paper;

  . shares of money market mutual funds;
  . short-term obligations issued by domestic banks and U.S. branches of foreign banks; and
  . repurchase agreements.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Government securities. U.S. Government securities in which the Fund invests include:
  . direct obligations of the U.S. Treasury, including STRIPs and zero coupon securities; and

  . obligations of U.S. Government agencies or instrumentalities, which may include but are not limited to Federal Home Loan Banks, Government National Mortgage Association, Fannie Mae, and the Federal Home Loan Mortgage Corporation.

Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government, or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of the Federal Home Loan Mortgage Corporation are backed by the credit of the agency issuing the obligations.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities which are issued by private entities. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. Government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. Government. The underlying mortgage pools may consist of both fixed and adjustable rate mortgages. Other mortgage-related securities that may be purchased by the Fund include "CMOs" and "REMICs" (discussed below).

ASSET-BACKED SECURITIES (NON-MORTGAGE). Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purposes of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as interest rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. Zero coupon obligations may include interest only and principal only components of fixed income securities, as well as interests in trusts that issue interests in fixed income securities, such as "CATs" and "TIGRs."

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

CMOS/REMICS. Collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturity or final distribution dates, resulting in a loss of all or part of any premium paid. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DOLLAR ROLLS. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are earmarked or otherwise segregated until the transaction is settled.

GUARANTEED INVESTMENT CONTRACTS ("GICS"). GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies and therefore may be considered illiquid.

BANK INVESTMENT CONTRACTS ("BICS"). BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution and therefore may be considered illiquid.

EQUITY FUND

ACCEPTABLE INVESTMENTS. The Fund invests primarily (at least 80% of the value of its total assets) in common stocks issued by mid- and large-capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").

TEMPORARY INVESTMENTS. The Fund may invest a portion of its assets in cash, shares of money market mutual funds and repurchase agreements for liquidity reasons. For temporary defensive purposes during times of unusual market conditions, as determined by the Adviser, the Fund may invest up to 100% of its assets in these securities.

EQUITY SECURITIES. Equity securities consist primarily of common stocks and instruments exchangeable or convertible into common stocks. Common stock represents units of ownership in a corporation or other company. Investments in equity securities are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

GENERAL INVESTMENT POLICIES

The following investment policies and strategies apply to both the Bond Fund and the Equity Fund.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which financial institutions sell U.S. Government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies including, pending approval from the Securities and Exchange Commission, affiliated money market funds. A Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. A Fund's purchase of investment company securities may result in a layering of expenses.

RESTRICTED SECURITIES. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will receive collateral in the form of cash or U.S. Government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities filed for bankruptcy or became insolvent, disposition of the securities may be delayed.

PUT AND CALL OPTIONS. Each Fund may purchase put and call options on its portfolio securities. The Funds may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Funds. A Fund only will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Funds will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities.

A Fund can purchase or write options that are either traded over-the-counter or on an exchange. A Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. Each Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Each Fund also may write put and call options and purchase put and call options on financial futures contracts. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. When a Fund purchases futures contracts, it will collateralize its position by depositing amount of cash and cash equivalents equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing non-hedging futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

INVESTMENT RISKS. The value of a Fund's shares will fluctuate. With regard to the Bond Fund, the amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Bond Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. Equity securities in which the Equity Fund invests are subject to market risks which may cause their prices to fluctuate. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Equity Fund's net asset value.

The Bond Fund may invest in mortgage-related securities which may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial statements and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

SPECIAL RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. When a Fund uses financial futures and options on financial futures there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, a Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Bond Fund will not:

  . borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The Equity Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

Each Fund will not:

  . invest more than 15% of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Funds are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, as each Fund's investment adviser (the "Adviser"). The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of each Fund's average daily net assets payable from the assets of a Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers or reimbursements at any time.

  ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of June 30, 1997, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of December 31, 1997, the Adviser offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. Through the Compass Asset Management Group, the Adviser and certain other affiliates of Bancshares provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1997, the Compass Asset Management Group had approximately $7.7 billion under administration ($5.08 billion of which was under administration by the Adviser), of which the Compass Asset Management Group had discretion over approximately $2.8 billion ($1.8 billion of which was comprised of assets of accounts over which the Adviser exercised discretion).

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

  Each Fund is managed by members of the Expedition Portfolio Management Team and no one person is responsible for making investment decisions for a Fund.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for shares of each Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") and is the principal distributor for a number of investment companies. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), each Fund may pay the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Investment Shares of each Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

The Distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce or completely waive compensation payable under the Plan.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including the Adviser and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own Investment Shares of a Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities; and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding a Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request. The Plan is a compensation type plan. As such, a Fund makes no payments to the Distributor except as described above. Therefore, a Fund does not pay for unreimbursed expenses of the Distributor except as described above.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including the Adviser, Compass Brokerage, Inc. and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan.

The Adviser, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Funds sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments provides each Fund with certain administrative personnel and services necessary to operate each Fund. Such services include shareholder servicing and certain legal and accounting services. For these services the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of each Fund's average daily net assets payable from the assets of a Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company (the "Transfer Agent") and Boston Financial Data Services, Inc. act as transfer agent and servicing agent, respectively for the Trust, and are entitled to compensation payable from the assets of a Fund.

CUSTODIAN. Compass Bank, an Alabama state banking corporation, which is also the Adviser, is custodian for the securities and cash of each Fund for which it receives an annual fee of 0.02% of each Fund's daily net assets payable from the assets of a Fund and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

Each Fund's net asset value per share fluctuates. Net asset value for a class of shares of a Fund is determined by dividing the sum of the market value of all securities and other assets attributable to the class, less liabilities attributable to the class, by the number of shares of the class outstanding.

Net asset values are determined as of the close of regular trading of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. (Central time) on days on which the NYSE is open for business (a "Business Day").

INVESTING IN SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through the trust division of a Bancshares banking affiliate or a Bancshares trust company affiliate for qualifying customers establishing fiduciary, trust, private banking, agency, custody or similar relationships with the Asset Management Group or such trust division or trust company affiliate. The Compass Bank Asset Management Group and other affiliates and divisions of any affiliates of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass Asset Management." Investment Shares are available through a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or through the Transfer Agent at 1-800-992-2085.

Investment Shares and Institutional Shares of each Fund may be purchased by investors on each Business Day. The Trust reserves the right to reject any purchase request.

To purchase Investment Shares, an investor may call their Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent at 1-800-992-2085 to place an order. The minimum initial investment for Investment Shares of each Fund is $1,000, except for an IRA account, which requires a minimum initial investment of $500, and except that the minimum initial investment is $25 in the case of directors, officers and employees of Bancshares and its affiliates (and their spouses and children under 21 years of age) participating in the Systematic Investment Program discussed below. Subsequent investments must be in amounts of at least $100 ($25 in case of directors, officers and employees of Bancshares and its affiliates (or their spouses or children under 21 years of age) participating in the Systemic Investment Program discussed below). Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made
payable to "The Expedition Funds      Fund--Investment Shares." Purchase orders
received after the Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

To purchase Investment Shares by wire, investors should call the Transfer Agent at 1-800-992-2085 prior to purchase. Federal funds should be wired as follows:
State Street Bank & Trust Co., ABA # 011000028 for credit to DDA # 9905-303-5.
Further credit to: The Expedition Funds      Fund--Investment Shares; Re:
(Shareholder name and account number). Payment by wire must be received before the Fund's calculate their net asset value, normally 3:00 p.m. (Central time). Payment for all orders must be received within three days of placing the order. Shares can not be purchased by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends of the Bond Fund that day. Investors interested in establishing such arrangements are requested to call their trade in by 1:00 p.m. (Central time), and are reminded that the Fund does reserve the right to refuse any purchase request.

To purchase Institutional Shares, eligible customers should contact Compass Asset Management by telephoning Compass Bank.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. Investment Shares are sold at their net asset value next determined after an order is received, plus a sales charge (See "Sales Charges--Investment Shares").

SHAREHOLDER ACCOUNTS

Compass Asset Management or the Transfer Agent maintains an account for each Institutional Share shareholder of record. Share certificates are not issued. Institutional Shares sold to a Compass Asset Management division or affiliate acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by such Compass Asset Management division or affiliate. Beneficial ownership of Institutional Shares will be recorded by the Compass Asset Management division or affiliate and reflected in the account statements provided by Compass Asset Management to customers, and reports of purchases and redemptions of Institutional Shares held by Compass Asset Management in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass Asset Management to such customers.

SALES CHARGES--INVESTMENT SHARES

                                     SALES CHARGE AS A    SALES CHARGE AS A
                                       PERCENTAGE OF        PERCENTAGE OF
AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE NET AMOUNT INVESTED
---------------------              --------------------- -------------------
Less than $100,000                         4.00%                4.17%
$100,000 but less than $250,000            3.50%                3.63%
$250,000 but less than $500,000            2.75%                2.83%
$500,000 but less than $1,000,000          1.00%                1.01%
$1 million or more                         0.00%                0.00%

The sales charge shown in the table is the maximum sales charge that applies to sales of Investment Shares. The Trust currently reallows the entire amount of the sales charge to Compass Brokerage, Inc., who may be deemed to be an "underwriter" under the Securities Act of 1933.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the funds.

The sales charge for Investment Shares sold other than through Compass Brokerage, Inc. or registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares of a Fund.

PURCHASES AT NET ASSET VALUE. Investment Shares of a Fund may be purchased at net asset value, without a sales charge: (1) by directors, officers and employees of the Trust, Bancshares or its affiliates, and their spouses and children under 21; (2) by directors, officers and employees

(and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into a dealer agreement to sell shares of the Funds; (3) by investors who purchase Shares of a Fund through certain broker-dealers, investment advisers and other financial institutions (including any affiliate or subsidiary of Bancshares or Compass Bank or a division thereof) that have entered into an agreement with the Distributor providing that such Shares shall be purchased for the benefit of clients of such broker-dealer, investment adviser or other financial institution participating in a wrap account, asset allocation or similar program under which the client pays a fee to such broker-dealer, investment adviser or other financial institution; (4) by persons purchasing Shares of a Fund through a payroll deduction plan, a 401(k) plan, or a 403(b) plan which, by its terms, permits purchases of Shares of such Fund; and (5) by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed. In addition, any shareholder of Investment Shares of the Bond Fund who purchased any or all of their shares prior to June 9, 1997 may also purchase additional Investment Shares of the Bond Fund at net asset value, without a sales charge. Customers in a wrap account, asset allocation or similar program may incur separate fees in addition to those charged by the Funds.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Investment Shares through:

  .quantity discounts and accumulated purchases;
  .signing a 13-month letter of intent; or .using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the foregoing table, larger purchases reduce the sales charge paid. The Trust will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Trust will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $15,000 more at the public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 1.00%, not 2.75%.

To receive the sales charge reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Investment Shares are already owned or that purchases are being combined. The Trust will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Investment Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Trust's custodian to hold 4.0% of the total amount intended to be purchased in escrow (in shares of a Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

A letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If Investment Shares in a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment of Investment Shares on a regular basis in a minimum amount of $100 for each Fund ($25 for directors, officers and employees of Bancshares or any of its affiliates and their spouses and children under 21 years of age participating in the Systematic Investment Program). Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at a Bancshares banking affiliate and invested in Fund shares at the net asset value next determined after an order is received by the Transfer Agent, plus the applicable sales charge. A shareholder may apply for participation in this program by calling their Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent.

DIVIDENDS

Dividends for the Bond Fund are declared daily and paid monthly and for the Equity Fund declared and paid monthly to shareholders of record. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to Compass, the Trust or the Transfer Agent as appropriate.

CAPITAL GAINS

Net capital gains realized by a Fund, if any, will be distributed at least once every twelve months and will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to Compass, the Trust or the Transfer Agent as appropriate.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

INVESTMENT SHARES

Shareholders may exchange Investment Shares of a Fund for Investment Shares of any other Expedition Fund (or Investment Service Shares of a money market fund). Investment Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Investment Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds sold with a sales charge at net asset value, plus the applicable sales charge imposed by the fund whose shares are being purchased. Neither the Trust nor either of the Funds imposes any additional fees on exchanges.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Shareholders of Investment Shares who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000 ($25 for directors, officers and employees of Bancshares or any of its affiliates and their spouses and children under 21 years of age participating in the Systematic Investment Program described above). Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt of proper instructions and all necessary supporting documents, Investment Shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Trust reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified within 60 days prior to any modification or termination.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating Funds by calling the Transfer Agent at 1-800-992-2085. In addition, investors may exchange shares by calling their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

An authorization form permitting the Trust to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through the Transfer Agent, Compass Brokerage, Inc. or a Compass Brokerage, Inc. personal investment officer or other authorized registered representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange of Investment Shares by written request may do so by sending it to: The Expedition Funds, P.O. Box 8010, Boston, Massachusetts 02266-8010. In addition, an investor may exchange shares by sending a written request to their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

INSTITUTIONAL SHARES

Shareholders of Institutional Shares interested in exchanging their shares should contact their Compass Asset Management division or affiliate.

REDEEMING SHARES
--------------------------------------------------------------------------------

INVESTMENT SHARES

Each Fund redeems shares at their net asset value next determined after receipt of the redemption request. Redemptions will be made on days on which the Funds compute their net asset values. A redemption request received after a Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Telephone or written requests for redemptions of Investment Shares must be received in proper form and can be made through a Compass Brokerage, Inc. personal investment officer or authorized registered representative or through the Transfer Agent.

BY TELEPHONE. Shareholders may redeem Investment Shares of the Funds by telephoning 1-800-992-2085. An authorization form permitting telephone redemption requests must be completed. For calls received before 3:00 p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at a Bancshares banking affiliate or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

None of Compass Asset Management, Compass Brokerage, Inc., the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust, Compass Asset Management, Compass Brokerage, Inc., and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Investment Shares of a Fund by sending a written request. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming Investment Shares through the Transfer Agent should mail written requests to: The Expedition Funds--Investment Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and the Transfer Agent adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $40,000 or greater for a Fund must be in writing and a signature guarantee must accompany the request. The Trust and the Transfer Agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

INSTITUTIONAL SHARES

To redeem Institutional Shares a customer may contact their Compass Asset Management division or affiliate.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders of Investment Shares who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in a Fund (at current offering price).

A shareholder may apply for participation in this program through Compass Brokerage, Inc. or the Transfer Agent. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to purchase shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any Investment Shares account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 ($25 for directors, officers and employees of Bancshares or any of its affiliates (and their spouses and children under 21 years of age) participating in the Systematic Investment Program described above). Before Investment Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. These requirements do not apply, however, if the balance falls below the above-stated minimum because of changes in a Fund's net asset value.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in 12b-1 distribution costs, the lesser of (a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

As of January 16, 1998, Blue Cross Blue Shield of Alabama owned 35.67% of the Bond Fund's Investment Shares; Compass Bank owned 100% of the Bond Fund's Institutional Shares; BSC, as Service Agent for DXP Enterprises, Inc., owned 52.60% of the Equity Fund Investment Shares; BSC, as Service Agent for the Jay Manufacturing Co., owned 47.27% of the Equity Fund's Investment Shares; and Compass Bank owned 99.56% of the Equity Fund's Institutional Shares. Each of the foregoing interests is considered a controlling interest as defined by the Investment Company Act of 1940.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

The Adviser, Bancshares and certain of Bancshares' affiliates are subject to certain such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Funds contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

A Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, each Fund advertises its total return and the Bond Fund advertises its yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Bond Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Funds                                                    One Freedom Valley Road
                                                                        Oaks, Pennsylvania 19456
------------------------------------------------------------------------------------------------------------
Distributor
                                    SEI Investments Distribution Co.    One Freedom Valley Road
                                                                        Oaks, Pennsylvania 19456
------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                    Compass Bank                        15 S. 20th Street
                                                                        Birmingham, Alabama 35233
------------------------------------------------------------------------------------------------------------
Transfer Agent and Servicing Agent
                                    Transfer Agent                      Servicing Agent
                                    State Street Bank and Trust Company Boston Financial Data Services, Inc.
                                    225 Franklin Street                 Two Heritage Drive
                                    Boston, Massachusetts 02110         Quincy, Massachusetts 02171
------------------------------------------------------------------------------------------------------------
Independent Auditors
                                    Deloitte & Touche LLP               2500 One PPG Place
                                                                        Pittsburgh, Pennsylvania 15222-5401
------------------------------------------------------------------------------------------------------------
Counsel
                                    Morgan, Lewis & Bockius LLP         1800 M Street, N.W.
                                                                        Washington, D.C. 20036
------------------------------------------------------------------------------------------------------------

                                                 THE EXPEDITION
                                                   EQUITY FUND
                                                 THE EXPEDITION
                                                    BOND FUND
                                                   PROSPECTUS

                                    BOTH PORTFOLIOS OF THE EXPEDITION FUNDS,
                                             AN OPEN-END, MANAGEMENT
                                               INVESTMENT COMPANY

                                              FEBRUARY 1, 1998
                                                 ---------------

SEI Investments Distribution Co.
-----------------------------------------
Distributor

COMPASS BANK
-------------------------------------
Investment Adviser

[LOGO OF PRINTED ON RECYCLED PAPER APPEARS HERE]

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INVESTMENT SERVICE SHARES

PROSPECTUS

The Investment Service Shares ("the Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank, an Alabama state banking corporation, professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

Compass Bank, an Alabama banking corporation, serves as investment adviser and custodian of the Fund, and Compass Bank and certain of its affiliates provide certain other services to the Fund, for which services Compass Bank and/or its affiliates will be compensated. SEI Investments Distribution Co., which is not affiliated with Compass Bank, is the sponsor and serves as distributor of the Fund.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated February 1, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated February 1, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                      3
--------------------------------------------------------------------------------

GENERAL INFORMATION                                                       4
--------------------------------------------------------------------------------

INVESTMENT INFORMATION                                                    4
--------------------------------------------------------------------------------

 Investment Objective                                                     4

 Investment Policies                                                      4

 Investment Limitations                                                   9

FUND INFORMATION                                                         10
--------------------------------------------------------------------------------

 Management of the Fund                                                  10

 Distribution of Investment Service Shares                               11

 Administration of the Fund                                              12

NET ASSET VALUE                                                          12
--------------------------------------------------------------------------------

INVESTING IN INVESTMENT SERVICE SHARES                                   13
--------------------------------------------------------------------------------

 Share Purchases                                                         13

 What Shares Cost                                                        14

 Shareholder Accounts                                                    14

 Dividends                                                               14

 Capital Gains                                                           15

 Systematic Investment Program                                           15

 Retirement Plans                                                        15

EXCHANGE PRIVILEGE                                                       15
--------------------------------------------------------------------------------

REDEEMING INVESTMENT SERVICE SHARES                                      17
--------------------------------------------------------------------------------

 Systematic Withdrawal Program                                           19

 Accounts with Low Balances                                              19

SHAREHOLDER INFORMATION                                                  20
--------------------------------------------------------------------------------

 Voting Rights                                                           20

EFFECT OF BANKING LAWs                                                   20
--------------------------------------------------------------------------------

TAX INFORMATION                                                          21
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION                                                  22
--------------------------------------------------------------------------------

OTHER CLASSES OF SHARES                                                  22
--------------------------------------------------------------------------------

ADDRESSES                                                                23
--------------------------------------------------------------------------------

                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                           INVESTMENT SERVICE SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)........................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.18%
Shareholder Servicing Fee ............................................... 0.25%
Total Other Expenses (2)................................................. 0.25%
    Total Operating Expenses (3)......................................... 0.68%

(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than .68%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Total Other Expenses for the Fund would be .30%.

(3) Absent the voluntary waivers and reimbursements described above, Total Operating Expenses for the Fund would be .95%

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN INVESTMENT SERVICE SHARES."

EXAMPLE                                        1 year 3 years 5 years 10 years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) a 5% annual
return and (2) redemption at the end of each
time period. The Fund charges no redemption
fee...........................................  $ 7     $22     $38     $85

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--

INVESTMENT SERVICE SHARES
-------------------------------------------------------------------------------

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 5, 1997 on the Trust's financial statements as of October 31, 1997 which are incorporated by reference into the Trust's Statement of Additional Information. This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DISTRIBU-
           NET ASSET              TIONS    NET ASSET
            VALUE,      NET      FROM NET   VALUE,
           BEGINNING INVESTMENT INVESTMENT    END    TOTAL
           OF PERIOD   INCOME     INCOME   OF PERIOD RETURN
           --------- ---------- ---------- --------- ------
 Investment Service Shares(/1/)
 1997(/2/)   $1.00      0.08      (0.08)     $1.00   4.97%
 1996         1.00      0.04      (0.04)      1.00   4.95%
 1995         1.00      0.05      (0.05)      1.00   5.51%
 1994         1.00      0.03      (0.03)      1.00   3.29%
 1993         1.00      0.03      (0.03)      1.00   2.84%
 1992         1.00      0.04      (0.04)      1.00   4.07%
 1991         1.00      0.06      (0.06)      1.00   6.44%
 1990(/3/)    1.00      0.06      (0.06)      1.00   5.89%

                                                     RATIO OF
                                                       NET
                    RATIO OF  RATIO OF     RATIO    INVESTMENT
             NET    EXPENSES    NET     OF EXPENSES INCOME TO
            ASSETS     TO    INVESTMENT TO AVERAGE   AVERAGE
            END OF  AVERAGE    INCOME   NET ASSETS  NET ASSETS
            PERIOD    NET    TO AVERAGE (EXCLUDING  (EXCLUDING
            (000)    ASSETS  NET ASSETS  WAIVERS)    WAIVERS)
           -------- -------- ---------- ----------- ----------
 Investment Service
  Shares(/1/)
 1997(/2/) $147,651  0.73%     4.84%       0.85%      4.72%
 1996       136,666  0.71%     4.85%       0.71%      4.85%
 1995       141,434  0.56%     5.38%       0.66%      5.28%
 1994       158,367  0.75%     3.26%       0.79%      3.22%
 1993       131,508  0.70%     2.83%       0.70%      2.83%
 1992       187,394  0.64%     4.01%       0.65%      4.00%
 1991       212,997  0.62%     6.13%       0.67%      6.08%
 1990(/3/)  117,716  0.58%*    7.80%*      0.68%*     7.70%*

-----------

*  Annualized.

(1) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition Money Market Investment Service Shares.

(2) Prior to June 9, 1997, the Investment Service Shares were not charged 12b-1 fees or shareholder servicing fees.

(3) Commenced operations on February 5, 1990.

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Institutional Shares and Investment Service Shares. This prospectus relates only to Investment Service Shares ("Shares") of the Expedition Money Market Fund. The Trust offers three other portfolios: The Expedition Tax-Free Money Market Fund (which has not commenced operations as of the date of this Prospectus), The Expedition Equity Fund and The Expedition Bond Fund. Information regarding the Institutional Shares of the Fund and the Trust's other portfolios is contained in separate prospectuses which may be obtained by calling 1-800-992-2085.

Shares of the Fund are primarily designed for investors who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper ("CCP") and
     Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special-purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation, however, in the event of a default prior to maturity there may not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which Compass Bank (the "Adviser") has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:
  . borrow money directly or through reverse repurchase agreements
     (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or

  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of June 30, 1997, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of December 31, 1997, the Adviser offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. Through the Compass Asset Management Group, the Adviser and certain other affiliates of Bancshares provide investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 1997, the Compass Asset Management Group had approximately $7.7 billion under administration ($5.08 billion of which was under administration by the Adviser), of which the Compass Asset Management Group had discretion over approximately $2.8 billion ($1.8 billion of which was comprised of assets of accounts over which the Adviser exercised discretion).
  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SERVICE SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") and is the principal distributor for a number of investment companies. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

SHAREHOLDER SERVICE PLAN. Pursuant to the provisions of a shareholder service plan (the "Plan"), the Fund will pay to the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Fund's Investment Service Shares.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers, including the Adviser and various other affiliates of Bancshares, to provide shareholder and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients with changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests. The schedules of fees and the basis upon which fees will be paid will be determined, from time to time, by the Distributor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI Investments, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company (the "Transfer Agent") and Boston Financial Data Services, Inc. act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, an Alabama state banking corporation, which is also the Adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon (Central time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") on days on which both the NYSE and the Federal Reserve wire system are open for business.

INVESTING IN INVESTMENT SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are available through the Asset Management Group of Compass Bank, or through other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency, custody and similar services. Investment Service Shares also may be purchased through divisions and affiliates of Compass Bank and other affiliates of Bancshares providing brokerage and investment services, including Compass Brokerage, Inc., or through the Transfer Agent. Investors may purchase Shares of the Fund on each Business Day. The minimum initial investment is $1,000, except for an IRA account, which requires a minimum initial investment of $500, and except that the minimum initial investment is $25 in the case of directors, officers and employees of Bancshares and its affiliates (and their spouses and children under 21 years of age) participating in the Systematic Investment Program discussed below. Subsequent investments must be in amounts of at least $100 ($25 in the case of directors, officers and employees of Bancshares and its affiliates (or their spouses or children under 21 years of age) participating in the Systematic Investment Program discussed below). The Trust reserves the right to reject any purchase request.

Compass Bank, Compass Brokerage Inc. and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Shares are available sometimes are referred to below as "Compass."

To purchase Shares, customers of the Compass Asset Management Group or of the trust division of a Bancshares banking affiliate or of a Bancshares trust company affiliate (hereinafter sometimes referred to as "Compass Asset Management") should contact the Asset Management Group or such trust division or trust company by telephoning Compass Bank.

Other customers may contact a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent by telephoning 1-800-992-2085. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Investment Service Shares." Purchase orders received after the Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before the Fund calculates its net asset value, normally 3:00 p.m. (Central time). Prior to purchasing by wire, bank customers should call a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent prior to 1:00 p.m. (Central time). Federal funds should be wired as follows: State Street Bank & Trust Co. ABA #011000028 for credit to DDA #9905-303-5, Further credit to: The Expedition Money Market Fund--Investment Service Shares; Re: (Shareholder name and account number). Shares cannot be purchased by Federal Reserve wire on days when the NYSE or the Federal Reserve is closed.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Share certificates are not issued. Shares sold to a Compass Asset Management division or affiliate acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by such Compass Asset Management division or affiliate. Beneficial ownership of Shares are recorded by the Compass Asset Management division or affiliate and reflected in the account statements provided by such division or affiliate to customers, and reports of purchases and redemptions of Shares by Compass Asset Management divisions or affiliates on behalf of customers will be provided periodically by such division or affiliate to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Transfer Agent or Compass as appropriate. Share purchase orders received by the Fund before 1:00 p.m (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains, realized by the Fund if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months and will be reinvested automatically in additional shares unless cash payments are requested in writing to the Transfer Agent or Compass as appropriate.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment of Investment Service Shares on a regular basis in a minimum amount of $100 ($25 for directors, officers and employees of Bancshares or its affiliates (and their spouses and children under 21 years of age) participating in the Systematic Investment Program). Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at a Bancshares banking affiliate and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shareholders may exchange Investment Service Shares of the Fund for Investment Service Shares of The Expedition Tax-Free Money Market Fund (once it commences operations) or for Investment Shares in The Expedition Equity Fund or The Expedition Bond Fund. Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge imposed by the fund shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares are exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Compass Asset Management customers wishing to exercise exchange privileges should contact their Compass Asset Management division or affiliate. Other Shareholders should contact Compass Brokerage, Inc. or other authorized registered representative or the Transfer Agent as described below.

Shareholders who exercise this privilege must exchange shares having a net asset value of at least $1,000 ($25 for directors, officers and employees of Bancshares or its affiliates and their spouses and children under 21 years of age participating in the Systematic Investment Program). Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating Fund into which an exchange is being made.

Upon receipt by Compass Brokerage, Inc. or the Transfer Agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Trust reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling their Compass representative or the Transfer Agent at 1-800-992-2085. In addition, investors may exchange Shares by calling their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

An authorization form permitting the Trust to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass Brokerage, Inc. or the Transfer Agent.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for Shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Investment Service Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INVESTMENT SERVICE SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass or the Transfer Agent receives the redemption request. A redemption request received after the Fund's net asset value has been determined will be priced at the next Business Day's net asset value. Redemptions will be made on each Business Day. Telephone or written requests for redemptions must be received in proper form and can be made through Compass or the Transfer Agent.

Compass Asset Management customers wishing to redeem should contact their Compass Asset Management division or affiliate. Other Shareholders should contact Compass Brokerage, Inc. or another authorized registered representative or the Transfer Agent as described below.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass Brokerage, Inc. or the Transfer Agent. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Shareholders may call toll-free 1-800-992-2085. Redemption requests through Compass Brokerage, Inc. or the Transfer Agent must be received before 1:00 p.m. (Central time). It is the responsibility of Compass Brokerage, Inc. or the Transfer Agent to transmit orders to the Fund by 1:00 p.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass Brokerage, Inc. or the Transfer Agent before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass Brokerage, Inc. is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent.

For calls received before 1:00 p.m. (Central time) proceeds will normally be wired the same day. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Redemption requests received before 1:00 p.m. (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

None of Compass, the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust, Compass and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass Brokerage, Inc. or the Transfer Agent. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Shareholders redeeming through the Transfer Agent should mail written requests to: The Expedition Money Market Fund--Investment Service Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
  . a trust company or commercial bank whose deposits are insured by the
     Bank Insurance Fund ("BIF"), which is administered by the FDIC;

  . a member of the New York, American, Boston, Midwest, or Pacific Stock
     Exchanges;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $40,000 or greater for the Fund must be in writing and a signature guarantee must accompany the written request. The Trust and the Transfer Agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAMS

Shareholders of Investment Service Shares who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Service Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investments in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund.

A shareholder may apply for participation in this program through Compass Brokerage, Inc. or the Transfer Agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any Investment Service Shares account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 ($25 in the case of directors, officers and employees of Bancshares and its affiliates (and their spouses and children under 21 years of age) participating in the Systematic Investment Program discussed below). Before Investment Service Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, or a change in a fundamental investment limitation, the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) at least 67% of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

As of January 16, 1998, Compass Bank owned 78.29% of The Money Market Fund's Investment Service Shares, which is considered a controlling interest as defined by the Investment Company Act of 1940.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

The Adviser, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-992-2085.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Money Market Fund      One Freedom Valley Road
                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------
Distributor
  SEI Investments Distribution Co.    One Freedom Valley Road
                                      Oaks, Pennsylvania 19456
--------------------------------------------------------------------------
Investment Adviser and Custodian
  Compass Bank                        15 S. 20th Street
                                      Birmingham, Alabama 35233
--------------------------------------------------------------------------
Transfer Agent and Servicing Agent
  Transfer Agent                      Servicing Agent
  State Street Bank and Trust Company Boston Financial Data Services, Inc.
  225 Franklin Street                 Two Heritage Drive
  Boston, Massachusetts 02110         Quincy, Massachusetts 02171
--------------------------------------------------------------------------
Independent Auditors
  Deloitte & Touche LLP               2500 One PPG Place
                                      Pittsburgh, Pennsylvania 15222-5401
--------------------------------------------------------------------------
Counsel
  Morgan, Lewis & Bockius LLP         1800 M Street, N.W.
                                      Washington, D.C. 20036
--------------------------------------------------------------------------

                                            THE EXPEDITION
                                           MONEY MARKET FUND
                                       INVESTMENT SERVICE SHARES
                                              PROSPECTUS

                                 A PORTFOLIO OF THE EXPEDITION FUNDS,
                                        AN OPEN-END, MANAGEMENT
                                          INVESTMENT COMPANY

                                         FEBRUARY 1, 1998
                                              -----------

SEI Investments Distribution Co.
-----------------------------
Distributor

COMPASS BANK
--------------------------

Investment Adviser

[LOGO RECYCLED PAPER APPEARS HERE]

                       The Expedition Money Market Fund
                           The Expedition Bond Fund
                          The Expedition Equity Fund

                     (Portfolios of The Expedition Funds)

                      Statement of Additional Information




This Statement of Additional Information is not a prospectus. It provides information about the activities and operations of The Expedition Funds (the "Trust") in addition to the information provided in the Trust's prospectuses dated February 1, 1998 (the "Prospectuses") and should be read in conjunction with a Prospectus. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-992-2085.


                       Statement dated February 1, 1998

Table of Contents

General Information About the Funds....................................................1

Investment Objectives and Policies.....................................................1

Investment Limitations................................................................12

The Expedition Funds Management.......................................................18

Investment Advisory Services..........................................................22

Brokerage Transactions................................................................23

Other Services .......................................................................24

Purchasing Shares.....................................................................26

Determining Net Asset Value...........................................................28

Redeeming Shares......................................................................31

Massachusetts Partnership Law.........................................................32

Tax Status............................................................................32

Fund Ownership........................................................................33

Total Return..........................................................................34

Yield.................................................................................35

Effective Yield.......................................................................36

Performance Comparisons...............................................................36

Financial Statements .................................................................39

General Information About the Funds
--------------------------------------------------------------------------------

Each Fund is a portfolio in The Expedition Funds (the "Trust"). The Trust, formerly The Starburst Funds, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.

Shares of The Expedition Money Market Fund (the "Money Market Fund") are offered in two classes, known as Investment Service Shares and Institutional Shares. Shares of The Expedition Bond Fund (the "Bond Fund") and The Expedition Equity Fund (the "Equity Fund") are also offered in two classes, known as the Investment Shares and Institutional Shares. Each of the Money Market, Bond and Equity Funds are referred to herein as a "Fund" and collectively as the "Funds." Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the Fund's prospectus carefully.


Investment Objectives and Policies
--------------------------------------------------------------------------------

Investment Objectives

The Money Market Fund's investment objective is to provide current income consistent with stability of principal. The Bond Fund's investment objective is to provide current income. The Equity Fund's investment objective is to provide growth of capital, with a secondary objective of income. A Fund's investment objective cannot be changed without approval of shareholders.

Investment Policies

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

General Policies of the Money Market Fund

The Money Market Fund invests primarily in money market instruments which mature in thirteen months or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. Government obligations and repurchase agreements.

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.

Bank Instruments

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Money Market Fund may invest in:

 .        Eurodollar Certificates of Deposit issued by foreign branches of U.S.
         or foreign banks;

 .        Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

 .        Canadian Time deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

 .        Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Ratings

A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for subcategories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, unless a security is rated by only one NRSRO, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

U.S. Government Obligations

The types of U.S. Government obligations in which the Money Market and Bond Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by:

 .        the full faith and credit of the U.S. Treasury;

 .        the issuer's right to borrow from the U.S. Treasury;

 .        the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

 .        the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

 .        Farm Credit Banks;
 .        National Bank for Cooperatives;
 .        Federal Home Loan Banks;
 .        Farmers Home Administration; and
 .        Fannie Mae.

Privately Issued Mortgage-Related Securities

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the appropriate Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Each Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures and Options Transactions

Each of the Bond and Equity Funds (together the "Non-Money Market Funds") may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts.

         Financial Futures Contracts

                  A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

                  In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Bond Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Bond Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         Purchasing Put Options on Financial Futures Contracts

                  Each Non-Money Market Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

                  A Non-Money Market Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

                  Alternatively, a Fund may exercise its put option. To do so, it could simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

         Writing Call Options on Financial Futures Contracts

                  In addition to purchasing put options on futures, each Non-Money Market Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future

                  (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

                  Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

         Writing Put Options on Financial Futures Contracts

                  Each Non-Money Market Fund may write listed put options on financial futures contracts. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As stock prices rise or interest rates decrease, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the increase in market prices or decrease in interest rates.

                  Prior to the expiration of the put option, or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

         Purchasing Call Options on Financial Futures Contracts

                  An additional way in which a Non-Money Market Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

                  Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

         Limitations on Open Futures Positions

                  A Non-Money Market Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions

                  Unlike the purchase or sale of a security, a Non-Money Market Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.

                  A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

                  Each Non-Money Market Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

         Purchasing Put and Call Options

                  Each Non-Money Market Fund may purchase put and call options. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

         Writing Put and Call Options

                  Each Non-Money Market Fund may write covered put and call options to generate income. As writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

                  A Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, a Fund will segregate cash or liquid assets with a value equal to or greater than the exercise price of the underlying securities.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Restricted Securities

Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Trust's Board of Trustees. The Board of Trustees considers the following criteria in determining the liquidity of certain restricted securities:

         .        the frequency of trades and quotes for the security;

         . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         .    dealer undertakings to make a market in the security; and

         . the nature of the security and the nature of the marketplace trades.

Repurchase Agreements

Each Fund requires the Fund's custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Asset Backed Securities

Asset Backed Securities in which the Money Market and Bond Funds may invest are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.

Special Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer higher yield to compensate for any variation in average maturity.

Reverse Repurchase Agreements

The Money Market and Bond Funds may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Money Market and Bond Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

Credit Enhancement

The Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Money Market Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Money Market Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

Standard & Poor's Depositary Receipts ("SPDRs")

The Equity Fund may invest in SPDRS, which are securities that represent ownership in a unit investment trust (a "UIT") that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRS may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

American Depository Receipts ("ADRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. Generally, ADRs are designed for trading in the U.S. securities market. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Equity Fund may invest in ADRs traded on registered exchanges or on NASDAQ and may also invest in ADRs not traded on an established exchange. While the Fund typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specific period.

Foreign Securities

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S.
banks.

Portfolio Turnover

The Equity Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The estimated annual rate of portfolio turnover will not exceed 100%. For the fiscal year ended October 31, 1997, the Equity Fund's portfolio turnover rate was 64.68%. For the fiscal years ended October 31, 1997 and 1996, the Bond Fund's portfolio turnover rates were 69.09% and 77% respectively.

Investment Limitations
--------------------------------------------------------------------------------

                               MONEY MARKET FUND

Fundamental Limitations

The following are fundamental investment limitations of the Money Market Fund. Fundamental investment limitations cannot be changed without shareholder approval.

Selling Short and Buying on Margin

The Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Money Market Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

Pledging Assets

The Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

Concentration of Investments

The Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% of the value of its total assets in the commercial paper issued by finance companies.

The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Investing in Commodities and Real Estate

The Money Market Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities

The Money Market Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.

Underwriting

The Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities

The Money Market Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or Declaration of Trust.

Diversification of Investments

With respect to 75% of the value of its total assets, the Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

Non-Fundamental Limitations
The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Securities of Other Investment Companies

The Money Market Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.


Investing in Illiquid Securities

The Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Money Market Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Money Market Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." For purposes of the Money Market Fund's limitation on industry concentration, "finance companies" are limited to U.S. banks and U.S. branches of foreign banks.


                          THE NON-MONEY MARKET FUNDS

Fundamental Limitations
The following are fundamental limitations of the Equity and Bond Funds. Fundamental investment limitations cannot be changed without shareholder approval.

Diversification of Investments

With respect to 75% of the value of each Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

Under this limitation, as it relates to the Bond Fund, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Buying on Margin

A Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

A Fund will not issue senior securities except that the Fund may borrow money and the Bond Fund may engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

A Fund will not borrow money or, with respect to the Bond Fund, engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Bond Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

A Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

Investing in Real Estate

A Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities

A Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities

A Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. Government securities, repurchase agreements covering U.S. Government securities, or other transactions which are permitted by the Fund's investment objective and policies.)

Selling Short

A Fund will not sell securities short.

Non-Fundamental Limitations
The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

A Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.

Investing in Securities of Other Investment Companies

A Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.

As of the date of this Statement of Additional Information, an exemptive application is pending with the Securities and Exchange Commission, which, if approved, would allow the Non-Money Market Funds to invest in shares of the Trust's money market funds, including the Money Market Fund. Should the Non-Money Market Funds invest in shares of the Trust's money market funds, the Trust's Board of Trustees will determine to what extent, if any, that the Adviser's advisory fees should be adjusted to reflect the impact of such investments.

Writing Covered Put and Call Options and Purchasing Put Options

A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Bond Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Regulatory Compliance
--------------------------------------------------------------------------------

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The Expedition Funds Management
--------------------------------------------------------------------------------

Trustees and Officers of the Trust

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trust pays the fees for unaffiliated Trustees.

The Trustees and executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Rembrandt Funds(R) and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.


     ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds(R), The Expedition Funds, Marquis Funds(R), Pillar Funds, Rembrandt Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A.,

     1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Marquis Funds(R).

     WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI Investments. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-
     1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, and Marquis Funds(R).

     GENE PETERS (DOB 06/03/29)--Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Marquis Funds(R).

     JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

     SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

     KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI Investments, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI Investments, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

     RICHARD W. GRANT (DOB 10/25/45)--Secretary-- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

     KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary--Deputy General Counsel of SEI Investments, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

     ROBERT DELLACROCE (DOB 12/17/63) --Controller and Chief Financial Officer --Director, Funds Administration and Accounting of SEI Investments since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

     TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant
     Secretary --Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

     JOSEPH M. O'DONNELL (DOB 11/13/54)-- Vice President and Assistant Secretary--Vice President & Assistant Secretary of the Administrator & Distributor since 1998. Vice President & General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

     ----------------------------
     *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

     **Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

     The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

     The Board of Trustees was elected at a Shareholder meeting on May 16, 1997 and therefore have not received compensation from the Trust for a full fiscal year.


==================================================================================================================================
                                                                                                          Total
                                                                                                          Compensation
                                                                                                          From
                                                                                                          Registrant
                                                                                                          and Fund
                                  Aggregate                    Pension or                                 Complex*
                                  Compensation From            Retirement            Estimated            Paid to
                                  Registrant for the           Benefits              Annual               Trustees for
     Name of Person,              Fiscal Period from           Accrued as Part       Benefits             the Fiscal
     Position                     May 16, 1997 to              of Fund               Upon                 Period from
                                  October 31, 1997             Expenses              Retirement           May 16, 1997
                                                                                                          to
                                                                                                          October 31,
                                                                                                          1997
----------------------------------------------------------------------------------------------------------------------------------
     John T. Cooney               $1426                        N/A                   N/A                  $1426 for
                                                                                                          services on 1
                                                                                                          board
----------------------------------------------------------------------------------------------------------------------------------
     Frank E. Morris              $1426                        N/A                   N/A                  $1426 for
                                                                                                          services on 1
                                                                                                          board
----------------------------------------------------------------------------------------------------------------------------------
     Robert Patterson             $1426                        N/A                   N/A                  $1426 for
                                                                                                          services on 1
                                                                                                          board
----------------------------------------------------------------------------------------------------------------------------------
     Eugene B. Peters             $1426                        N/A                   N/A                  $1426 for
                                                                                                          services on 1
                                                                                                          board
----------------------------------------------------------------------------------------------------------------------------------
     James M. Storey, Esq.        $1426                        N/A                   N/A                  $1426 for
                                                                                                          services on 1
                                                                                                          board
----------------------------------------------------------------------------------------------------------------------------------
     William M. Doran, Esq.       N/A                          N/A                   N/A                  N/A
----------------------------------------------------------------------------------------------------------------------------------
     Robert A. Nesher             N/A                          N/A                   N/A                  N/A
==================================================================================================================================

     *The Trust is the only investment company in the "Fund Complex."

     Officers and Trustees own less than 1% of the Trust's outstanding shares.

     Trustee Liability

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     Investment Advisory Services
     ---------------------------------------------------------------------------

     Adviser to the Funds

     The Funds' investment adviser is Compass Bank, an Alabama state banking corporation (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware.

     The Adviser shall not be liable to the Trust, a Fund, or any shareholder of a Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser's or its affiliates' lending relationships with an issuer.

     Advisory Fees

     For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectuses.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the Funds paid the following advisory fees:

==================================================================================================================================
          Fund                               Fees Paid                                    Fee Waivers
                        ---------------------------------------------------------------------------------------------------------
                               1995             1996           1997             1995          1996           1997
----------------------------------------------------------------------------------------------------------------------------------
     Money Market               $779,414       $646,650        $490,590        $188,477          $0         $166,107
     Fund
----------------------------------------------------------------------------------------------------------------------------------
     Bond Fund                  $434,754       $411,493        $478,461        $179,019       $137,165       $68,168

---------------------------------------------------------------------------------------------------------------------------------
     Equity Fund                   *               *           $691,952            *             *             $0
==================================================================================================================================

     * An asterisk indicates that the Fund had not commenced operations as of the period indicated.

     Brokerage Transactions
     ---------------------------------------------------------------------------

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     For the fiscal year ended October 31, 1997, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

==================================================================================================================================
     Fund                                      Total Dollar Amount of              Total Dollar Amount of Transactions
                                               Brokerage Commissions               Involving Directed Brokerage
                                               for Research Services               Commissions for Research Services
----------------------------------------------------------------------------------------------------------------------------------
     Money Market Fund                                       $0                                         $0
----------------------------------------------------------------------------------------------------------------------------------
     Bond Fund                                               $0                                         $0
----------------------------------------------------------------------------------------------------------------------------------
     Equity Fund                                          $259,247                                 $245,107,815
==================================================================================================================================

     For the fiscal years indicated, the Funds paid the following brokerage commissions:

====================================================================================================================================

                                                                                             % of Total          % of Total
                                                             Total $ Amount of Brokerage     Brokerage           Brokerage
               Fund            Total $ Amount of Brokerage   Commissions Paid to Affiliated  Commissions Paid    Transactions
                               Commissions Paid              Brokers                         to the Affiliated   Effected Through
                                                                                             Brokers             Affiliated Brokers

                             ------------------------------------------------------------------------------------------------------
                                1995    1996       1997       1995      1996       1997            1997                 1997
------------------------------------------------------------------------------------------------------------------------------------

     Money Market Fund          N/A      N/A        N/A       N/A       N/A         N/A             N/A                  0
------------------------------------------------------------------------------------------------------------------------------------

     Bond Fund                  N/A      N/A        N/A       N/A       N/A         N/A             N/A                  0
------------------------------------------------------------------------------------------------------------------------------------

     Equity Fund                 *        *       $332,823     *         *          $0               0                   0
====================================================================================================================================


     * An asterisk indicates that the Fund had not commenced operations as of the period indicated.


     "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions,
     (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At October 31, 1997, the following Funds held securities of the Trust's "regular brokers or dealers" as follows: the Bond Fund held repurchase agreements valued at $1,159,000 at the fiscal year end with Merrill Lynch; the Equity Fund held repurchase agreements valued at $3,146,000 with Merrill Lynch at the fiscal year end; and the Money Market Fund held repurchase agreements valued at $16,918,000 with Merrill Lynch at the fiscal year end.

     Other Services
     ---------------------------------------------------------------------------

     Fund Administration

     The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Trust for three years.

     The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all
                                      24
     beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, PBHG Funds, Inc., The PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

     For the fiscal year ended October 31, 1997, the Administrator (since June 9, 1997) earned $149,922, $96,779 and $186,608 for the Money Market, Bond
     Fund and the Equity Fund, respectively, of which $37,808, $0 and $0 were voluntarily waived. Federated Administrative Services, a subsidiary of Federated Investors, previously provided administrative personnel and services to the Money Market and Bond Funds. For the fiscal years ended October 31, 1997 (until June 9, 1997), 1996 and 1995, the Money Market Fund incurred $162,059, $230,264 and $271,773, respectively, for administrative services, on which there were no voluntary fee waivers. For the fiscal years ended October 31, 1997 (until June 9, 1997), 1996 and 1995, the Bond Fund incurred $62, 443, $78,143 and $80,898, respectively, for administrative services, on which there were no voluntary fee waivers.

     Distributor

     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") which applies to each Fund's classes of shares.

     The Non-Money Market Funds imposed a front-end sales charge upon their Investment Shares in the amounts shown for the fiscal years ended October 31, 1995, 1996 and 1997:


==================================================================================================================================
              Fund                          Dollar Amount of Loads                     Dollar Amount of Loads
                                                                                     Retained by SEI Investments
                             ------------------------------------------------------------------------------------------------------
                                       1995         1996           1997           1995        1996          1997
----------------------------------------------------------------------------------------------------------------------------------
     Bond Fund                         N/A          N/A            **$1,431       N/A         N/A           $0
----------------------------------------------------------------------------------------------------------------------------------
     Equity Fund                      *             *              $0             *           *             $0
==================================================================================================================================

     * An asterisk indicates that the Fund had not commenced operations as of the periods indicated.
     ** Since 6/9/97

     Custodian

     Compass Bank, Birmingham, Alabama, which is also the Adviser, is custodian for the securities and cash of the Funds for which it receives an annual fee of 0.02% of each Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

     Transfer Agent and Servicing Agent

     State Street Bank and Trust Company (the "Transfer Agent") serves as transfer agent for the Trust and Boston Financial Data Services, Inc. (the "Servicing Agent") serves as the Trust's servicing agent. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders. The Transfer Agent pays the Servicing Agent's compensation.

     Independent Auditors

     The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

     Purchasing Shares
     --------------------------------------------------------------------------

     Shares are sold at their net asset value with any applicable sales charge on days when the New York Stock Exchange (the "NYSE") is open for business and, with respect to the Money Market Fund, days when both the NYSE and the Federal Reserve are open for business, except for federal or state holidays restricting wire transfers. The procedures for purchasing shares of the Funds is explained in the appropriate prospectus under (i) "Investing in Shares" for the Non-Money Market Funds; "Investing in Investment Shares" for the Investment Shares of the Money Market Fund; and "Investing in Institutional Shares" for the Institutional Shares of the Money Market Fund.

     The Adviser, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."

     Distribution and Shareholder Services Plans

     The Trust has adopted a Plan for the Investment Shares of the Non-Money Market Funds pursuant to Rule 12b-1 (the "12b-1 Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The 12b-1 Plan provides for payment of fees to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the 12b-1 Plan. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the 12b-1 Plan. Pursuant to the 12b-1 Plan, the Distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares.

     With respect to the Investment Service Shares of the Money Market Fund, the Trust has adopted a Shareholder Service Plan (the "Service Plan"). Pursuant to the Service Plan, the Distributor may pay fees to administrators for administrative services as to Shares.

     The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the adoption of the 12b-1 Plan will result in the sale of a sufficient number of shares so as to allow the Non-Money Market Funds to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     For the fiscal year ended October 31, 1997, brokers and administrators (financial institutions) were entitled to receive fees from the Bond Fund in the amount of $89,000, of which $89,000 were voluntarily waived, pursuant to the 12b-1 Plan. For the fiscal year ended October 31, 1997, the Investment Shares of the Non-Money Market Funds incurred the following distribution expenses:


==================================================================================================================================
                                                       Total               Total
                                                   Distribution        Distribution          Sales          Printing         Other
                      Fund                           Expenses            Expenses           Expenses          Costs          Costs
                                                                        (as a % of
                                                                        net assets)
----------------------------------------------------------------------------------------------------------------------------------
     Bond Fund                                    N/A                  .00%*               N/A                 N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
     Equity Fund**                                N/A                  .25%                N/A                 N/A            N/A
==================================================================================================================================

     * Reflects voluntary fee waiver in effect for the period indicated.
     ** Investment Shares of the Fund had not commenced operations as of the period indicated.

     Prior to June 9, 1997, the Money Market Fund's Investment Shares had a Rule 12b-1 plan. For the period November 1, 1996 through June 9, 1997, brokers and administrators (financial institutions) were entitled to receive fees from the Money Market Fund's in the amount of $44,000 of which $14,000 were voluntarily waived, pursuant to the prior 12b- 1 plan. For the fiscal year ended October 31, 1997, the Investment Service Shares of the Money Market Fund were subject to shareholder servicing fees for which the Money Market Fund paid under its Service Plan of $143,000, of which $0 was voluntarily waived.

     Conversion to Federal Funds

     It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.

     Determining Net Asset Value
     --------------------------------------------------------------------------

     MONEY MARKET FUND

     The Money Market Fund attempts to stabilize the value of a Share at $1.00. Net asset value is calculated on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

     Use of the Amortized Cost Method

     The Trustees have decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

     The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective.


     Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

          Monitoring Procedures

           The Trustees' procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

          Investment Restrictions

           The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. Except as allowed under the Rule, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.

           Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     The Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.


     In periods of declining interest rates, the indicated daily yield on Shares of the Money Market Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on Shares of the Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


     NON-MONEY MARKET FUNDS

     Net asset value generally changes each day for each Non-Money Market Fund. Net asset value is calculated on days on which the New York Stock Exchange is open for business. Currently the Funds are closed when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Determining Market Value of Securities

     Market values of a Non-Money Market Fund's portfolio securities are determined as follows:

         .   as provided by an independent pricing service;

         . for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

         .   at fair value as determined in good faith by the Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

         .   yield;

         .   quality;

         .   coupon rate;

         .   maturity;

         .   type of issue;

         .   trading characteristics; and

         .   other market data.

     Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

     Redeeming Shares
     ---------------------------------------------------------------------------

     Each Fund redeems shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the Money Market Fund's prospectuses under "Redeeming Investment Service Shares" and "Redeeming Institutional Shares," as appropriate, and in the Non-Money Market Fund's prospectus under "Redeeming Shares." Although the Transfer Agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

     Redemption in Kind

     Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from each respective Fund's portfolio.

     Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

     Massachusetts Partnership Law
     ---------------------------------------------------------------------------

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

     Tax Status
     ---------------------------------------------------------------------------

     Each Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

      . derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      .   invest in securities within certain statutory limits; and

      . distribute to its shareholders at least 90% of its net income earned during the year.

     Shareholders are subject to federal income tax on dividends and capital gains, if any, received as cash or additional shares.

     No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

      Capital Gains

         Shareholders will pay federal tax at capital gains rates on long-term capital gains, if any, distributed to them regardless of how long they have held the Fund shares. The Money Market Fund generally does not expect to realize net long-term capital gains. Capital gains, if any, will be distributed at least once every 12 months.

     Fund Ownership
     ---------------------------------------------------------------------------

     As of January 16, 1998, the following persons were the only persons who were record holders of 5% or more of the shares of the Money Market Fund:
     Compass Bank, Attn: Trust Oper. 3rd Level S, P.O. Box 10566, Birmingham, AL 35296-0001, 78.29% (Investment Service Shares) Compass Bank, Attn: Trust Oper. 3rd Level S, P.O. Box 10566, Birmingham, AL 35296-0001, 100% (Institutional Shares);

     As of January 16, 1998, the following persons were the only persons who were record holders of 5% or more of the shares of the Bond Fund: Blue Cross Blue Shield of Alabama, P.O. Box 995, Birmingham, Alabama, 35.67% (Investment Shares); Compass Bank, Attn: Trust Oper. 3rd Level S, P.O. Box 10566, Birmingham, AL 35296-0001, 100% (Institutional Shares).

     As of January 16, 1998, the following persons were the only persons who were record holders of 5% or more of the shares of the Equity Fund: BSC as Service Agent for DXP Enterprises Inc., 1375 PeachTree St. STE 300, Atlanta, GA 30309-3112, 52.60% and BSC as Service Agent for TEE Jay Manufacturing Co., 1375 Peachtree St. STE 300, Atlanta, GA 30309-3112, 47.27% (Investment Shares); Compass Bank, Attn: Trust Oper. 3rd Level S, P.O. Box 10566, Birmingham, AL 35296-0001, 99.56% (Institutional Shares).

     Total Return
     ---------------------------------------------------------------------------

     The average total returns for the Funds from inception through October 31, 1997 were as follows:

====================================================================================================================
        Fund                            Class/(1)/                           Average Annual Total Return
                                                                ====================================================
                                                                  One Year         Five         Ten         Since
                                                                                   Years       Years      Inception*
--------------------------------------------------------------------------------------------------------------------
     Money Market                 Institutional Shares              N/A             N/A         N/A        **5.26
        Fund                ----------------------------------------------------------------------------------------
                                Investment Service Shares           4.97           4.30         N/A          4.90
--------------------------------------------------------------------------------------------------------------------
     Bond Fund                    Institutional Shares              N/A             N/A         N/A        **9.58
                            ----------------------------------------------------------------------------------------
                               Investment Shares (no load)          6.41           5.31         N/A          5.94
                            ----------------------------------------------------------------------------------------
                                Investment Shares (load)            2.13           4.45         N/A          5.15
--------------------------------------------------------------------------------------------------------------------
                                  Institutional Shares              N/A             N/A         N/A        **7.89
     Equity Fund            ----------------------------------------------------------------------------------------
                               Investment Shares (no load)          N/A             N/A         N/A          N/A
                            ----------------------------------------------------------------------------------------
                                Investment Shares (load)            N/A             N/A         N/A          N/A
====================================================================================================================

     * Institutional Shares of the Money Market Fund were initially offered to the public on June 9, 1997. Investment Service Shares (formerly, Trust Shares) of the Money Market Fund were initially offered to the public on February 5, 1990. Prior to June 9, 1997, Investment Service Shares (Trust Shares) of the Money Market Fund were not subject to Rule 12b-1 or shareholder servicing fees. Investment Shares of the Bond Fund were initially offered to the public on April 20, 1992. Institutional Shares of the Bond Fund and Institutional Shares of the Equity Fund were initially offered to the public on June 13, 1997. Investment Shares of the Equity Fund were not offered to the public during the fiscal year ended October 31, 1997.

     ** Annualized.

     The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Total return may also be shown without giving effect to any sales charge.

     Yield
     ---------------------------------------------------------------------------
     MONEY MARKET FUND

     The yield for the Institutional Shares of the Money Market Fund for the seven-day period ended October 31, 1997 was 5.25%. The yield for the Investment Services Shares for the same period was 5.00%.

     The Money Market Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

     . determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

     . dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     .   multiplying the base period return by (365/7).

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

     THE BOND FUND

     The Bond Fund's yield for the thirty-day period ended October 31, 1997 was as follows: Institutional Shares 5.04% and Investment Shares 4.83%.

     The yield for the Bond Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.


     Effective Yield
     ---------------------------------------------------------------------------

     The effective yield for Investment Service Shares of the Money Market Fund for the seven-day period ended October 31, 1997 was 5.12%. The effective yield for the Institutional Shares of the Money Market Fund for the same period was 5.38%.

     The Money Market Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

     .   adding 1 to the base period return;

     .   raising the sum to the 365/7th power; and

     .   subtracting 1 from the result.

     Performance Comparisons
     ---------------------------------------------------------------------------

     A Fund's performance of both classes of shares depends upon such variables as:

        .   portfolio quality;

        .   average portfolio maturity;

        .   type of instruments in which the portfolio is invested;

        .   changes in interest rates and market value of portfolio securities;

        .   changes in the Fund's (or class's) expenses;

        .   the relative amount of Fund cash flow; and

        .   various other factors.

     A Fund's performance fluctuates on a daily basis largely because net earnings and, with respect to the Non-Money Market Funds, because their offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

     Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

        . Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Funds will quote their Lipper rankings in advertising and sales literature. The Money Market Fund will use the Lipper "Money Market Instrument Funds" category; the Bond Fund will use the "Short-Intermediate Government Funds" and/or "Short-Intermediate Corporate Funds" categories; and the Equity Fund will use the "Growth and Income Funds" category.

        . The Salomon Brothers Total Rate-of-Return Index for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

        . The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

        . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

        . Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. Government or its agencies; corporate bonds guaranteed by the U.S. Government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance with maturities between 1 and

            9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

        . Lipper Growth & Income Fund Index is a net asset value weighted index of the 30 largest funds with a growth and income investment objective. It is calculated daily with adjustments for income dividends and capital gains distribution as of the ex-dividend dates.

        . Lipper Money Market Instrument Fund Index is a net asset value weighted index of the 10 largest funds with a money market investment objective. It is calculated daily with adjustments for income dividends and capital gains distribution as of the ex-dividend dates.

        . Lipper Short-Intermediate Government Fund Index is a net asset value weighted index of the 10 largest funds with a short-intermediate government investment objective. It is calculated daily with adjustments for income dividends and capital gains distribution as of the ex-dividend dates.

        . Lipper Short-Intermediate Corporate Fund Index is a net asset value weighted index of the 10 largest funds with a short-intermediate corporate investment objective. It is calculated daily with adjustments for income dividends and capital gains distribution as of the ex-dividend dates.

        . S & P Small Cap 600 Index -- a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.

        . S&P 500 Index is a portfolio of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. Unlike the Russell indices, there are always 500 names in the S&P
            500. Changes are made by Standard & Poor's as needed.

        . S&P Mid Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of mid cap stock price movement.

        . Wilshire 5000 Equity Index measures performance of all US headquartered equity securities with readily available price data. Approximately 6,000 capitalization weighted security returns are used to calculate the index.

        . S&P 1500 Index is a combination of the S&P 500, the S&P Mid Cap 400 Index, and the S&P Small Cap 600 Index, it calculates a composite index based on those 1500 issues.

        . Consumer Price Index ("CPI" or "Cost of Living index"), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

     Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in a Fund based on monthly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales charge.

     Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

     Economic and Market Information

     Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, more than 63 million individuals are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the 6,368 mutual funds available.

     Financial Statements
     ---------------------------------------------------------------------------

     The financial statements of the Funds for the fiscal year ended October 31, 1997, including notes thereto and the report of Deloitte & Touche LLP thereon are herein incorporated by reference. A copy of the 1997 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                           PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements:

               (1) Part A -- Financial Highlights
               (2) Part B --

                        The following financial statements for The Expedition Bond Fund, The Expedition Equity Fund, and The Expedition Money Market Fund for the fiscal year ended October 31, 1997, are incorporated by reference into the Statement of Additional Information from form N-30D filed on December 30th, 1997 with Accession Number 0000935069-97-000224:
                              Statement of Net Assets
                              Statement of Operations
                              Statement of Changes in Net Assets
                              Financial Highlights
                              Notes to Financial Statements
                              Independent Auditor's Report

          (b)  Additional Exhibits:

(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.
(1)(a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(1)(b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.
(1)(c) Amendment Nos. 3, 4, and 5 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.
(1)(d) Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.
(1)(e) Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.
(1)(f) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(1)(g) Amendment No. 10 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(1)(h)         Amendment No. 12 is incorporated herein by reference as Exhibit
               (1)(h) to Registrants Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.
(1)(i)         Amendment No. 13 is incorporated herein by reference as Exhibit
               (1)(i) to Registrants Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.
(1)(j) Form of Amendment No. 14 is incorporated herein by reference as Exhibit (1)(j) to Registrants Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.
(2) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(3)            Not Applicable
(4) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(a) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(b) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(c) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(d) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(a) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective

               Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(b) Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is filed herewith.
(5)(c) Form of Exhibit F to the Investment Advisory Contract of the Registrant relating to The Expedition Tax-Free Money Market Fund is incorporated herein by reference as Exhibit (5)(c) to Registrants Post-Effective Amendment No. 28 on Form N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.
(6) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(6)(a) Distribution Agreement with SEI Investments Distribution Co. is filed herewith.
(7)            Not applicable
(8) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(9) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(9)(a) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(b) Electronic Communications and Record keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(c) Administration Agreement with SEI Fund Resources is filed herewith.
(9)(d) Shareholder Service Plan and Agreement as it relates to the Investment Service Shares is filed herewith.
(10) Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(11)           Consent of the Independent Auditors is filed herewith.
(12)           Not applicable.
(13) Initial Capital Understanding is incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(14)           Not applicable.
(15) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(15)(a) Form of 12b-1 Agreement is incorporated herein by reference as Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(15)(b) Form of Amended and Restated Distribution Plan is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(16) Schedule of Computation of Fund Performance for The Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(a) Schedule of Computation of Fund Performance for The Starburst Government Money Market Fund is incorporated herein by reference as Exhibit (16)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(b) Schedule of Computation of Fund Performance for The Starburst Money Market Fund is incorporated herein by reference as Exhibit
               (16)(iii) to Registrant's Post- Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(17)           Financial Data Schedules are filed herewith.
(18) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.
(18)(a) Rule 18f-3 Multiple Class Plan of April, 1997 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
(24) Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters, Frank E. Morris, Robert A. Nesher, William M. Doran, James M. Storey, John T. Cooney, David G. Lee and Robert J. DellaCroce are filed herewith.

Item 25.  Persons Controlled by or Under Common Control with Registrant

          See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  Number of Holders of Securities:

         As of January 16, 1998:

                                                                  Number of
Title of Class                                                    Record Holders
--------------                                                    --------------
Units of beneficial interest, without par value--
Money Market Fund - Institutional Shares................................05
Money Market Fund - Investment Shares...................................545
Equity Fund - Institutional Shares......................................09
Equity Fund - Investment Shares.........................................09
Bond Fund - Institutional Shares........................................07
Bond Fund - Investment Shares...........................................973

Item 27.  Indemnification:

         Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).

Item 28.  Business and Other Connections of Investment Adviser:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:

                                                                                Other Substantial
                                                                                Business, Profession,
Name                                    Position with the Adviser               Vocation, Employment
----                                    -------------------------               --------------------
D. Paul Jones, Jr.                      Chairman, President,                    Chairman, Chief Executive
                                        Chief Executive Officer,                Officer, Treasurer and
                                        Treasurer and Director                  Director of Compass
                                                                                Bancshares, Inc.; Director of
                                                                                Golden Enterprises, Inc.
                                                                                (snack food and metal
                                                                                fastener production and
                                                                                distribution), the principal
                                                                                business address of which is
                                                                                110 South Sixth Street,
                                                                                Birmingham, Alabama
                                                                                35205


E. Lee Harris, Jr.                      Executive Vice President,
                                        Executive Officer,
                                        Human Resources

Garrett R. Hegel                        Chief Financial Officer                 Chief Financial Officer of
                                                                                Compass Bancshares, Inc.

Jerry  W. Powell                        General Counsel and                     General Counsel of Compass
                                        Secretary                               Bancshares, Inc.

G. Ray Stone                            Senior Executive                        Vice President, Chief Credit
                                                                                Policy Officer

Byrd Williams                           Group Executive Vice                    Executive Vice President of
                                        President, Chief Retail                 Compass Bancshares, Inc.
                                        Banking Executive

Michael A. Bean                         Executive Vice President,
                                        Controller

Christina L. Boles                      Executive Vice President,
                                        Asset and Liability
                                        Management

Eugene C. Boles                         Executive Vice President,
                                        Loan Administration

Ralph H. Cassell                        Executive Vice President,
                                        Regional Executive,
                                        Community Banking

D. Stevenson Ferguson, Jr.              Executive Vice President,
                                        Asset Management

James G. Heslop                         Executive Vice President,
                                        Metro Alabama, Retail
                                        Banking

Thomas E. Lazenby                       Executive Vice President,
                                        Consumer Finance

Robert S. McKean                        Executive Vice President,
                                        Regional Executive,
                                        Community Banking

John C. Neiman                          Executive Vice President,
                                        National Industries


Dewey A. White, III                     Executive Vice President,
                                        Correspondent and
                                        Investment Services

David N. Wright                         Executive Vice President,
                                        Southern Region Executive

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.


Directors:
Name                          Other Substantial Business, Profession Vocation or Employment
-------------------------------------------------------------------------------------------

Charles W. Daniel                    President, Dantract, Inc. (real estate investments), Suite 100, 200
                                     Office Park Drive, Birmingham, Alabama 35223.

William Eugene Davenport             President and Chief Operating Officer of Russell Lands, Inc. (real estate development), 1 Willowpoint Road, Alexander City,
                                     Alabama 35010.

Marshall Durbin, Jr.                 President of Marshall Durbin & Company, Inc. (poultry
                                     processing), 3125 Independence Drive, Birmingham, Alabama
                                     35209.

Tranum Fitzpatrick                   Chairman of Guilford Company,Inc. (real estate development),
                                     President of Guilford Capital (real estate investment) and
                                     President of Empire-Rouse (real estate development) 2600 East
                                     South Boulevard, Montgomery, Alabama 36116.

George W. Hansberry, M.D.            Decatur General Hospital (medical services provider) P.O. Box
                                     2239, Decatur, Alabama 35609-2239 and Parkway Medical
                                     Center (medical services provider) P.O. Box 2211, Decatur,
                                     Alabama 35609-2211.

D. Paul Jones, Jr.                   Chairman, Chief Executive Officer and Treasurer of Compass
                                     Bancshares, Inc. and Compass Bank; President of Compass
                                     Bank; Director of Golden Enterprises, Inc. (snack food


                                     distribution), 110 South Sixth Street, Birmingham, Alabama
                                     35205.

Goodwin L. Myrick                    President and Chairman, Alabama Farmers Federation, ALFA
                                     Corporation, ALFA Insurance Companies and ALFA Services,
                                     Inc. (agriculture and insurance), the principal address of each of which is 2108 East South Boulevard, Montgomery, Alabama
                                     36116.

John S. Stein                        President and Chief Executive Officer of Golden Foods, Inc.
                                     (snack food distribution), 110 South Sixth Street, Birmingham,
                                     Alabama 35205.

All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.

Item 29.  Principal Underwriters:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI International Trust                           August 30, 1988
         The Advisors' Inner Circle Fund                   November 14, 1991
         The Pillar Funds                                  February 28, 1992
         CUFUND                                            May 1, 1992
         STI Classic Funds                                 May 29, 1992
         CoreFunds, Inc.                                   October 30, 1992
         First American Funds, Inc.                        November 1, 1992
         First American Investment Funds, Inc.             November 1, 1992
         The Arbor Fund                                    January 28, 1993
         Boston 1784 Funds(R)                              June 1, 1993
         The PBHG Funds, Inc.                              July 16, 1993
         Marquis Funds(R)                                  August 17, 1993

         Morgan Grenfell Investment Trust                  January 3, 1994
         The Achievement Funds Trust                       December 27, 1994
         Bishop Street Funds                               January 27, 1995
         CrestFunds, Inc.                                  March 1, 1995
         STI Classic Variable Trust                        August 18, 1995
         ARK Funds                                         November 1, 1995
         Monitor Funds                                     January 11, 1996
         FMB Funds, Inc.                                   March 1, 1996
         SEI Asset Allocation Trust                        April 1, 1996
         TIP Funds                                         April 28, 1996
         SEI Institutional Investments Trust               June 14, 1996
         First American Strategy Funds, Inc.               October 1, 1996
         HighMark Funds                                    February 15, 1997
         Armada Funds                                      March 8, 1997
         PBHG Insurance Series Fund, Inc.                  April 1, 1997
         The Expedition Funds                              June 9, 1997


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                              Position and Offices                                      Positions and Offices
Name                          with Underwriter                                          with Registrant
----                          ----------------                                          ---------------
Alfred P. West, Jr.           Director, Chairman & Chief Executive Officer                       --
Henry H. Greer                Director, President & Chief Operating Officer                      --
Carmen V. Romeo               Director, Executive Vice President
                                & President-Investment Advisory Group                            --
Gilbert L. Beebower           Executive Vice President                                           --
Richard B. Lieb               Executive Vice President, President-Investment
                                Services Division                                                --
Dennis J. McGonigle           Executive Vice President                                           --

Leo J. Dolan, Jr.             Senior Vice President                                              --
Carl A. Guarino               Senior Vice President                                              --
Larry Hutchison               Senior Vice President                                              --
David G. Lee                  Senior Vice President                                     President & Chief Executive Officer
Jack May                      Senior Vice President                                              --
A. Keith McDowell             Senior Vice President                                              --
Hartland J. McKeown           Senior Vice President                                              --
Barbara J. Moore              Senior Vice President                                              --
Kevin P. Robins               Senior Vice President, General Counsel &
                                Secretary                                               Vice President & Assistant Secretary
Robert Wagner                 Senior Vice President                                              --
Patrick K. Walsh              Senior Vice President                                              --
Robert Aller                  Vice President                                                     --
Gordon W. Carpenter           Vice President                                                     --
Todd Cipperman                Vice President & Assistant Secretary                      Vice President & Assistant Secretary
Robert Crudup                 Vice President & Managing Director                                 --
Barbara Doyne                 Vice President                                                     --
Jeff Drennen                  Vice President                                                     --
Vic Galef                     Vice President & Managing Director                                 --
Kathy Heilig                  Vice President & Treasurer                                         --
Michael Kantor                Vice President                                                     --
Samuel King                   Vice President                                                     --
Kim Kirk                      Vice President & Managing Director                                 --
John Krzeminski               Vice President & Managing Director                                 --
Carolyn McLaurin              Vice President & Managing Director                                 --
W. Kelso Morrill              Vice President                                                     --
Mark Nagle                    Vice President                                                     --
Joanne Nelson                 Vice President                                                     --
Sandra K. Orlow               Vice President & Assistant Secretary                      Vice President & Assistant Secretary
Cynthia M. Parrish            Vice President & Assistant Secretary                               --
Donald Pepin                  Vice President & Managing Director                                 --
Kim Rainey                    Vice President                                                     --
Rob Redican                   Vice President                                                     --
Maria Rinehart                Vice President                                                     --
Mark Samuels                  Vice President & Managing Director                                 --
Steve Smith                   Vice President                                                     --
Daniel Spaventa               Vice President                                                     --
Kathryn L. Stanton            Vice President & Assistant Secretary                      Vice President & Assistant Secretary
Wayne M. Withrow              Vice President & Managing Director                                 --
James Dougherty               Director of Brokerage Services                                     --

Item 30.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and
         (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233

                  (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
         (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
         required books and records are maintained at the offices of Registrant's Administrator:

                           SEI Fund Resources
                           Oaks, PA  19456

                  (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Adviser:

                           Compass Bank
                           701 S. 32nd Street
                           Birmingham, AL 35233

Item 31.  Management Services:  None.

Item 32.  Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                    NOTICE

         A copy of the Declaration of Trust of The Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.


                                     xviii

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 33-30950 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Oaks, Commonwealth of Pennsylvania on the 30th day of January, 1998.

                                      THE EXPEDITION FUNDS

                                      By /s/ David G. Lee
                                        -------------------------------------
                                           David G. Lee, President

Pursuant to the requirements of the Securities Act of 1933, this Annual Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.

                  *                                  Trustee                        January  30, 1998
--------------------------------------
William M. Doran

                  *                                  Trustee                        January  30, 1998
-------------------------------------
Dr. Robert A. Patterson

                  *                                  Trustee                        January  30, 1998
-------------------------------------
Frank E. Morris

                  *                                  Trustee                        January  30, 1998
-------------------------------------
Robert A. Nesher

                  *                                  Trustee                        January  30, 1998
-------------------------------------
James M. Storey

                  *                                  Trustee                        January  30, 1998
-------------------------------------
Eugene B. Peters

                  *                                  Trustee                        January  30, 1998
-------------------------------------
John T. Cooney

/s/ David G. Lee                                     President & Chief              January  30, 1998
-------------------------------------                Executive Officer
David G. Lee

/s/ Robert J. DellaCroce                             Controller & Chief             January  30, 1998
-------------------------------------                Financial Officer
Robert J. DellaCroce

*By /s/ David G. Lee
   ------------------------------------
        David G. Lee
        Attorney-in-Fact

                                  Exhibit Index

Exhibits:
--------
EX-99.B1         Declaration of Trust is incorporated herein by reference to
                 Registrant's Post-Effective Amendment No. 22 on Form N-1A (File
                 No. 33-30950) filed with the Securities and Exchange Commission
                 ("SEC") on December 29, 1995.
EX-99.B(1)(a)    Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective
                 Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
EX-99.B(1)(b)    Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective
                 Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.
EX-99.B(1)(c)    Amendment Nos. 3, 4, and 5 to Declaration of Trust are
                 incorporated herein by reference as Exhibit (1)(iii) to Registrant's
                 Post-Effective Amendment No. 3 on Form N-1A (File No. 33-
                 30950) filed with the SEC on September 11, 1991.
EX-99.B(1)(d)    Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective
                 Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.
EX-99.B(1)(e)    Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective
                 Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.
EX-99.B(1)(f)    Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective
                 Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the
                 SEC on December 29, 1995.
EX-99.B(1)(g)    Amendment No. 10 to Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 on form N-1A filed with the SEC on June 4, 1997.
EX-99.B(1)(h)    Amendment No. 12 is incorporated herein by reference as Exhibit
                 (1)(h) to Registrants Post-Effective Amendment No. 28 on Form
                 N-1A (File No. 33-30950) filed with the SEC on January 15, 1998.
EX-99.B(1)(i)    Amendment No. 13 is incorporated herein by reference as Exhibit
                 (1)(i) to Registrants Post-Effective Amendment No. 28 on Form N-
                 1A (File No. 33-30950) filed with the SEC on January 15, 1998.
EX-99.B(1)(j)    Form of Amendment No. 14 is incorporated herein by reference as
                 Exhibit (1)(j) to Registrants Post-Effective Amendment No. 28 on

                 Form N-1A (File No. 33-30950) filed with the SEC on January 15,
                 1998.
EX-99.B(2)       By-Laws are incorporated herein by reference to Registrant's Post-
                 Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                 filed with the SEC on December 29, 1995.
EX-99.B(3)       Not Applicable
EX-99.B(4)       Specimen Certificate for Shares of Beneficial Interest
                 of The Starburst Government Income Fund is
                 incorporated herein by reference as Exhibit (4)(i) to
                 Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on
                 December 29, 1995.
EX-99.B(4)(a)    Specimen Certificate for Shares of Beneficial Interest of The
                 Starburst Government Money Market Fund-Investment Shares is
                 incorporated herein by reference as Exhibit (4)(ii) to Registrant's
                 Post-Effective Amendment No. 22 on Form N-1A (File No. 33-
                 30950) filed with the SEC on December 29, 1995.
EX-99.B(4)(b)    Specimen Certificate for Shares of Beneficial Interest of The
                 Starburst Government Money Market Fund-Trust Shares is
                 incorporated herein by reference as Exhibit (4)(iii) to Registrant's
                 Post-Effective Amendment No. 22 on Form N-1A (File No. 33-
                 30950) filed with the SEC on December 29, 1995.
EX-99.B(4)(c)    Specimen Certificate for Shares of Beneficial Interest
                 of The Starburst Money Market Fund-Investment Shares
                 is incorporated herein by reference as Exhibit (4)(iv)
                 to Registrant's Post-Effective Amendment No. 22 on
                 Form N-1A (File No. 33-30950) filed with the SEC on
                 December 29, 1995.
EX-99.B(4)(d)    Specimen Certificate for Shares of Beneficial Interest
                 of The Starburst Money Market Fund-Trust Shares is
                 incorporated herein by reference as Exhibit (4)(v) to
                 Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on
                 December 29, 1995.
EX-99.B(5)       Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit
                 (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on December 29,
                 1995.
EX-99.B(5)(a)    Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit
                 (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on December 29,
                 1995.
EX-99.B(5)(b)    Exhibit E to the Investment Advisory Contract relating
                 to The Expedition Equity Fund is filed herewith.
EX-99.B(5)(c)    Form of Exhibit F to the Investment Advisory Contract
                 of the Registrant relating to The Expedition Tax-Free
                 Money Market

                 Fund is incorporated herein by reference as Exhibit
                 (5)(c) to Registrants Post-Effective Amendment No. 28
                 on Form N-1A (File No. 33-30950) filed with the SEC
                 on January 15, 1998.
EX-99.B(6)       Distributor's Contract of the Registrant through and
                 including Exhibit F is incorporated herein by
                 reference to Registrant's Post- Effective Amendment
                 No. 22 on Form N-1A (File No. 33-30950) filed with the
                 SEC on December 29, 1995.
EX-99.B(6)(a)    Distribution Agreement with SEI Investments Distribution
                 Co. is filed herewith.
EX-99.B(7)       Not applicable
EX-99.B(8)       Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on
                 Form N-1A (File No. 33-30950) filed with the SEC on December
                 29, 1995.
EX-99.B(9)       Agreement for Fund Accounting, Shareholder Record
                 keeping, and Custody Services Procurement is
                 incorporated herein by reference as Exhibit (9)(i) to
                 Registrant's Post-Effective Amendment No. 20 on Form
                 N-1A (File No. 33-30950) filed with the SEC on
                 December 28, 1994.
EX-99.B(9)(a)    Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective
                 Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
EX-99.B(9)(b)    Electronic Communications and Record keeping Agreement is
                 incorporated herein by reference as Exhibit (9)(iii) to Registrant's
                 Post-Effective Amendment No. 17 on Form N-1A (File No. 33-
                 30950) filed with the SEC on August 3, 1994.
EX-99.B(9)(c)    Administration Agreement with SEI Fund Resources is
                 filed herewith.
EX-99.B(9)(d)    Shareholder Service Plan and Agreement as it related
                 to the Investment Service Shares is filed herewith.
EX-99.B(10)      Opinion and Consent of Counsel is incorporated herein by
                 reference to Registrant's Post-Effective Amendment No. 20 on
                 Form N-1A (File No. 33-30950) filed with the SEC on December
                 28, 1994.
EX-99.B(11)      Consent of the Independent Auditors is filed herewith.
EX-99.B(12)      Not applicable
EX-99.B(13)      Initial Capital Understanding is incorporated herein by reference to
                 Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File
                 No. 33-30950) filed with the SEC on November 16, 1989.
EX-99.B(14)      Not applicable
EX-99.B(15)      Distribution Plan through and including Exhibit G is
                 incorporated herein by reference as Exhibit (15)(i) to
                 Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on
                 December 29, 1995.

EX-99.B(15)(a)   Form of 12b-1 Agreement is incorporated herein by reference as
                 Exhibit (15)(ii) to Registrant's Post-Effective Amendment No. 24
                 on Form N-1A (File No. 33-30950) filed with the SEC on
                 December 27, 1996.
EX-99.B(16)      Schedule of Computation of Fund Performance for The
                 Starburst Government Income Fund is incorporated
                 herein by reference as Exhibit (16)(i) to Registrant's
                 Post-Effective Amendment No. 22 on Form N-1A (File No.
                 33-30950) filed with the SEC on December 29, 1995.
EX-99.B(16)(a)   Schedule of Computation of Fund Performance for The
                 Starburst Government Money Market Fund is incorporated
                 herein by reference as Exhibit (16)(ii) to
                 Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on
                 December 29, 1995.
EX-99.B(16)(b)   Schedule of Computation of Fund Performance for The Starburst
                 Money Market Fund is incorporated herein by reference as Exhibit
                 (16)(iii) to Registrant's Post-Effective Amendment No. 22 on Form
                 N-1A (File No. 33-30950) filed with the SEC on December 29,
                 1995.
EX-99.B(18)      Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on
                 Form N-1A (File No. 33-30950) filed with the SEC on December
                 27, 1996.
EX-99.B(18)(a)   Rule 18f-3 Multiple Class Plan of April, 1997
                 incorporated herein by reference to Registrant's
                 Post-Effective Amendment No. 26 on form N-1A filed
                 with the SEC on June 4, 1997.
EX-99.B(24)      Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters,
                 Frank E. Morris, Robert A. Nesher, William M. Doran, James M.
                 Storey, John T. Cooney, David G. Lee and Robert J. DellaCroce
                 are filed herewith.
EX-27.1          Financial Data Schedule for The Expedition Funds Money
                 Market Fund Investment Service Class filed herewith.
EX-27.2          Financial Data Schedule for The Expedition Funds Money
                 Market Fund Institutional Class is filed herewith.
EX-27.3          Financial Data Schedule for The Expedition Funds Bond Fund
                 Investment Class is filed herewith.
EX-27.4          Financial Data Schedule for The Expedition Funds Bond Fund
                 Institutional Class is filed herewith.
EX-27.5          Financial Data Schedule for The Expedition Funds Equity Fund
                 is filed herewith.


                                     xxiii